January 28, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Form N-CSR
John Hancock Bond Trust (the "Registrant") on behalf of:
   John Hancock Government Income Fund
   John Hancock High Yield Bond Fund
   John Hancock Investment Grade Bond Fund

      File Nos. 2-66906; 811-3006

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending November 30, 2003.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1722.

Sincerely,


/s/Brian E. Langenfeld
Brian E. Langenfeld
Attorney and Assistant Secretary




ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock
Investment
Grade
Bond Fund

SEMI
ANNUAL
REPORT

11.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 15

For your information
page 29


Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would begin to strengthen, which it did. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains year-to-date through November 30. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 47.46% through November, while the Dow Jones Industrial Average was up 19.80% and the Standard & Poor's 500 Index returned 22.26%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 26.11% through November, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of November 30, 2003. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
a high level of
current income,
consistent with
preservation of
capital and mainte-
nance of liquidity,
by normally
investing at least
80% of its assets
in investment-
grade bonds
(securities rated
from AAA to BBB).

Over the last six months

* The bond market was choppy, making little progress overall amid continually shifting outlooks for the economy and interest rates.

* Investors grew comfortable taking on more risk and moved out of high-quality investments, such as Treasuries.

* The Fund benefited from a sizable investment in lower-quality investment-grade corporate bonds.

[Bar chart with heading "John Hancock Investment Grade Bond Fund." Under the heading is a note that reads "Fund performance for the six months ended November 30, 2003." The chart is scaled in increments of 1% with -2% at the bottom and 2% at the top. The first bar represents the -1.23% total return for Class A. The second bar represents the -1.60% total return for Class B. The third bar represents the -1.60% total return for Class C. The fourth bar represents the 1.82% total return for Class I*. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. *From inception July 28, 2003, through November 30, 2003."]

Top 10 issuers

19.4%   Federal National Mortgage Assn.
14.2%   United States Treasury
13.8%   Federal Home Loan Mortgage Corp.
 2.7%   Greenwich Capital Commercial Funding Corp.
 2.2%   Government National Mortgage Assn.
 2.1%   Financing Corp.
 1.9%   Ameriquest Mortgage Securities, Inc.
 1.6%   General Motors Acceptance Corp.
 1.5%   General Electric Capital Corp.
 1.3%   MBNA Master Credit Card Trust

As a percentage of net assets on November 30, 2003.

MANAGERS'
REPORT

BY BARRY H. EVANS, CFA, HOWARD C. GREENE, CFA, AND JEFFREY N. GIVEN, CFA, PORTFOLIO MANAGERS

John Hancock
Investment Grade Bond Fund

Recently, Howard Greene joined the management team as a portfolio manager, replacing Dawn Baillie. Mr. Greene, a senior vice president, joined John Hancock in 2002 and began his business career in 1979.

The bond market took investors on a roller coaster ride during the summer and fall, as the outlook for the economy shifted direction. Concerns about sluggish economic growth and deflation (or falling prices) caused bond yields to fall to all-time lows in early June. Yields also declined in anticipation of the Federal Reserve's buying back 10-year Treasury bonds. As yields fell, bond prices moved higher. The Fed, however, soon indicated a buyback program was unlikely, triggering vicious selling in the Treasury market. Bond yields rose sharply between mid-June and early August, further fueled by improving economic data. Bond prices tumbled. Yields stabilized briefly in August, but then dropped again in September as jobless claims remained unchanged. In October, a slight improvement in employment numbers -- following on the heels of a strong third quarter -- set off another jump in interest rates. The Lehman Brothers Aggregate Bond Index finished with a -1.04% return for the six months ended November 30, 2003.

"The bond market took
 investors on a roller
 coaster ride during the
 summer and fall..."

LOWER-QUALITY LEADERSHIP

As the economy showed signs of improving, investors became more comfortable with taking on added risk to obtain higher yields. This benefited lower-quality issues, particularly high-yield bonds, which posted strong positive returns for the period. Lower-quality investment-grade corporate bonds also fared well, while higher-quality issues made little headway. Most other bond sectors posted modest losses. Overall, corporate bonds fared slightly better than interest-rate sensitive Treasury bonds.

[Photos of Barry Evans, Howard Greene and Jeff Given flush right next to first paragraph.]


PERFORMANCE REVIEW

John Hancock Investment Grade Bond Fund Class A, Class B and Class C shares returned -1.23%, -1.60% and -1.60%, respectively, at net asset value for the six months ended November 30, 2003. By comparison, the average intermediate investment-grade debt fund returned -0.83% during the same period, according to Lipper, Inc.1 Class I shares, which were launched on July 28, 2003, returned 1.82% from inception through November 30, 2003. Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested for the entire period and did not reinvest all distributions. For longer-term performance information, please see pages six and seven.

The Fund's slightly longer duration hurt performance. Duration is a measure of interest-rate sensitivity. The longer a bond's duration, the more its price will fall as interest rates rise or, conversely, rise as interest rates fall. The Fund's sizable stake in lower-quality corporate bonds somewhat offset these losses.

CORPORATE BOND GAINS

Within the corporate sector, our strongest performers were lower-quality bonds that benefited as an improving economic outlook alleviated fears of a credit-rating downgrade. The Fund owned bonds issued by UnumProvident, a multi-line insurance company that was under investigation by the Securities and Exchange Commission (SEC). As the SEC cleared Unum of any wrongdoing, the bonds rallied. Bonds issued by Ford Motor Credit also rebounded nicely as liquidity concerns subsided. By contrast, higher-quality bonds -- such as those issued by KeySpan, a gas utility company -- hampered performance.

"The Fund's slightly longer
 duration hurt performance."

We added several new corporate issues with attractive yields, including bonds issued by Cadbury-Schweppes, the beverage company; Washington Mutual, a savings and loan; and Rabobank, a European bank.
We also bought Altria (formerly Philip Morris) bonds, as fears surrounding pending tobacco litigation appeared overblown. We sold issues that had done well, including Corporacion Andina de Fomento, a Latin American development bank, as well as high-quality bonds, such as Schlumberger Technology, an energy company.

[Table at top left-hand side of page entitled "Quality distribution."
The first listing is AAA--58%, the second is AA--2%, the third is A--9% and the fourth is BBB--27%.]


MORTGAGE ENVIRONMENT IMPROVES

Mortgage bonds, which were a sizable concentration in the portfolio, suffered in July as interest rates rose sharply and mortgage durations extended. But they wound up outperforming overall, as refinancing activity subsided and interest rates were relatively stable in the last few months of the period. However, the Fund's long mortgage duration hurt our performance in the rising interest-rate environment. To shorten the Fund's duration, we sold both high-quality corporate bonds and Treasuries. We also shortened the duration of our Treasury holdings, selling 10- and 30-year bonds for two-, three- and five-year issues. In early July, we trimmed our mortgage stake, adding back to it in August after the bonds had cheapened. As valuations rose in the fall, we again reduced our position.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 11-30-03." The chart is divided into four sections (from top to left): Corporate bonds 44%, U.S. agencies 37%, U.S. government 14% and Short-term investments & other 5%.]

Rising interest rates caused refinancing activity to slow, easing concerns that many higher-coupon mortgage bonds would be paid off before their due dates. We began shifting toward mortgage bonds with stated interest rates of around 6%, which offered added yield for the portfolio.

We also modestly decreased our investment in bonds issued by government agencies, selling higher-quality issues with little yield advantage over Treasuries. Our emphasis was on higher-yielding agencies, including lower-rated subordinated debt, which is repayable only after other claims have been paid off, and callable issues, which can be called or redeemed before their due dates.

NEW ADDITIONS

We moved some of the proceeds from these sales into asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). ABS are bonds backed by pools of assets, such as home equity, credit-card or car-loan payments. We focused primarily on high-quality home equity ABS, which offered a strong yield advantage over investment-grade corporate issues and traditional mortgage bonds, as well as other types of ABS. We also owned CMBS, which are mortgage bonds issued for commercial property, such as malls, apartment buildings and hospitals. CMBS offered attractive yields and more stability as they are unlikely to be paid off before their due dates.

"We plan to maintain sizable
 investments in both lower-
 quality corporate bonds and
 mortgages."

IMPROVING OUTLOOK

We believe the economy will grow at a moderate pace. A gradually improving economy will eventually push interest rates higher, but most likely not before mid year. The Fed has indicated that it plans to keep short-term interest rates low for the near term as it remains concerned about unemployment levels. In this environment, we believe lower-quality corporate bonds should continue to attract investor interest and outperform other sectors. We plan to maintain sizable investments in both lower-quality corporate bonds and mortgages. If valuations on mortgage bonds decline, we may add back to our stake as we believe mortgages offer an attractive yield advantage over Treasuries. We may also trim higher-quality names, including Treasuries, agencies and corporate bonds with credit ratings of AA or higher.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
November 30, 2003

                              Class A      Class B      Class C      Class I 1
Inception date               12-31-91     12-31-91       4-1-99      7-28-03

Average annual returns with maximum sales charge (POP)
One year                         1.19%        0.16%        3.13%          --
Five years                       5.10%        4.97%          --           --
Ten years                        5.71%        5.60%          --           --
Since inception                    --           --         5.69%          --

Cumulative total returns with maximum sales charge (POP)
Six months                      -5.65%       -6.43%       -3.58%          --
One year                         1.19%        0.16%        3.13%          --
Five years                      28.26%       27.46%          --           --
Ten years                       74.17%       72.40%          --           --
Since inception                    --           --        29.48%        1.82%

SEC 30-day yield as of November 30, 2003
                                 3.58%        3.01%        2.97%        4.32%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 For certain types of investors as described in the Fund's Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Aggregate Bond Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Aggregate Bond Index and is equal to $19,483 as of November 30, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Investment Grade Bond Fund, without sales charge (NAV) and is equal to $18,238 as of November 30, 2003. The third line represents the same hypothetical $10,000 investment made in the John Hancock Investment Grade Bond Fund, with maximum sales charge (POP) and is equal to $17,419 as of November 30, 2003.

                                    Class B 1    Class C 1    Class I 2
Period beginning                   11-30-93       4-1-99      7-28-03
Without sales charge                $17,240      $13,082      $10,182
With maximum sales charge           $17,240      $12,948      $10,182
Index                               $19,483      $13,730      $10,149

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of November 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
November 30, 2003
(unaudited)

This schedule is divided into two main categories: bonds and short-term investments. The bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                          RATE    RATING*  (000s OMITTED)          VALUE
BONDS 94.96%                                                                                             $201,167,683
(Cost $200,539,783)

Aerospace 0.56%                                                                                             1,186,661
Raytheon Co.,
Note 03-01-10                                                         8.300%     BBB-          $1,000       1,186,661

Automobiles/ Trucks 0.99%                                                                                   2,105,652
Avis Group Holdings, Inc.,
Sr Sub Note 05-01-09                                                 11.000      BBB-           1,000       1,101,250
DaimlerChrysler North America Holding Corp.,
Gtd Note 01-15-08                                                     4.750      BBB            1,000       1,004,402

Banks -- United States 3.56%                                                                                7,535,477
Bank of New York Co., Inc. (The),
Sr Sub Note 12-01-09                                                  7.300      A              1,000       1,163,708
Capital One Bank,
Sr Note 02-01-06 **                                                   6.875      BBB-             500         538,257
Citicorp,
Sub Note 10-15-11                                                     7.250      A+             1,000       1,156,705
Popular North America, Inc.,
Sub Note 10-01-08                                                     3.875      BBB+           1,500       1,484,921
Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then variable)
12-31-49 (R)                                                          5.260      AA               750         747,900
UBS Preferred Funding Trust I,
Perpetual Bond (8.622% to 10-01-10 then variable)
10-01-49                                                              8.622      AA-            2,000       2,443,986

Broker Services 1.05%                                                                                       2,219,696
Goldman Sachs Group, Inc. (The),
Sr Note 01-15-12                                                      6.600      A+             2,000       2,219,696

Containers 0.75%                                                                                            1,592,911
Sealed Air Corp.,
Sr Note 04-15-08 (R)                                                  5.375      BBB            1,530       1,592,911


See notes to
financial statements.

8


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                          RATE    RATING*  (000s OMITTED)          VALUE
Diversified Operations 0.95%                                                                               $2,017,902
Hutchison Whampoa International Ltd.,
Note (US Virgin Islands) 02-13-13 (R) **                              6.500%     A-            $1,000       1,024,891
Mantis Reef Ltd.,
Note (Australia) 11-14-08 (R)                                         4.692      A-             1,000         993,011

Electronics 0.54%                                                                                           1,144,123
HQI Transelect Chile SA,
Sr Note (Chile) 04-15-11                                              7.875      A-             1,000       1,144,123

Finance 9.95%                                                                                              21,088,625
Bank One Issuance Trust,
Pass Thur Ctf Ser 2003-C1 09-15-10                                    4.540      BBB            1,000       1,015,243
CIT Group, Inc.,
Med Term Note 12-08-03                                                5.570      A              1,000       1,000,592
Sr Note 04-02-12                                                      7.750      A              1,000       1,167,651
Citibank Credit Card Issuance Trust,
Pass Thur Ctf Ser 2003-C3 04-07-10                                    4.450      BBB            1,000       1,009,283
Ford Motor Credit Co.,
Note 10-28-09                                                         7.375      BBB-           2,000       2,115,796
General Electric Capital Corp.,
Note 03-30-06                                                         5.350      AAA            3,000       3,187,320
General Motors Acceptance Corp.,
Note 01-19-10                                                         7.750      BBB            3,000       3,283,896
ING Capital Funding Trust III,
Perpetual Bond (8.439% to 12-31-10 then variable)
12-31-49                                                              8.439      A-             1,000       1,204,610
Morgan Stanley,
Note 05-15-10                                                         4.250      A+             1,000         986,926
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17 then variable)
12-31-49 (R)                                                          8.485      Baa1             795         935,362
Targeted Return Index Securities Trust,
Ctf-02 08-15-08 (R)                                                   6.539      Baa3           1,680       1,808,789
UFJ Finance Aruba AEC,
Gtd Note (Aruba) 07-15-13                                             6.750      BBB-           1,800       1,885,376
Washington Mutual, Inc.,
Note 01-15-09                                                         4.000      BBB+           1,500       1,487,781

Food 1.40%                                                                                                  2,974,159
Cadbury Schweppes U.S. Finance,
Note 10-01-08 (R)                                                     3.875      BBB            1,500       1,482,049
Kraft Foods, Inc.,
Note 10-01-08                                                         4.000      BBB+           1,500       1,492,110


See notes to
financial statements.

9


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                          RATE    RATING*  (000s OMITTED)          VALUE
Government -- U.S. 14.22%                                                                                 $30,116,171
United States Treasury,
Bond 11-15-11 **                                                     14.000%     AAA           $6,500       8,624,687
Bond 08-15-13 **                                                     12.000      AAA            3,500       4,828,631
Bond 02-15-31 **                                                      5.375      AAA            2,395       2,481,445
Inflation Indexed Note 01-15-11 **                                    3.500      AAA            5,320       5,942,493
Note 08-31-05 **                                                      2.000      AAA            3,250       3,256,981
Note 08-15-08 **                                                      3.250      AAA            2,500       2,496,387
Note 11-15-13 **                                                      4.250      AAA            2,500       2,485,547

Government -- U.S. Agencies 37.37%                                                                         79,173,595
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf 06-01-06 to 07-01-07                              8.500      AAA              409         433,709
30 Yr Adj Rate Mtg 10-01-18                                           3.250#     AAA               49          50,547
30 Yr Pass Thru Ctf 02-01-33                                          6.000      AAA            1,947       2,001,872
30 Yr Pass Thru Ctf 04-01-33                                          5.500      AAA           10,800      10,867,093
30 Yr Pass Thru Ctf 08-01-33                                          5.000      AAA            4,968       4,868,853
CMO REMIC 2563-PA 03-15-31                                            4.250      AAA            1,448       1,441,208
CMO REMIC 2640-WA 03-15-33                                            3.500      AAA            4,893       4,821,549
Note 06-12-13                                                         4.000      AAA            5,000       4,642,835
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf 05-01-18                                          5.000      AAA            7,247       7,346,295
15 Yr Pass Thru Ctf 06-01-18 to 10-01-18                              4.500      AAA            6,325       6,286,107
30 Yr Adj Rate Mtg 03-01-14 to 06-01-14                               5.850#     AAA               22          22,985
30 Yr Adj Rate Mtg 03-01-22                                           7.000#     AAA               17          17,661
30 Yr Adj Rate Mtg 03-01-27                                           3.190#     AAA               37          37,521
30 Yr Pass Thru Ctf 03-01-33 to 10-01-33                              6.000      AAA           22,146      22,759,157
CMO REMIC 2003-49-JE 04-25-33                                         3.000      AAA            2,708       2,568,943
Sub Note 01-02-14 **                                                  5.125      AAA            2,000       1,995,410
Financing Corp.,
Bond 08-03-18                                                        10.350      AAA            2,000       3,049,954
Bond 09-26-19                                                         8.600      AAA            1,000       1,350,740
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf 03-15-33                                          6.000      AAA            4,454       4,611,156

Insurance 0.97%                                                                                             2,049,741
QBE Insurance Group Ltd.,
Bond (Australia) 07-01-23 (R)                                         5.647      BBB            1,000         948,557
UnumProvident Corp.,
Sr Note 03-01-11                                                      7.625      BBB-           1,000       1,101,184

Leisure 1.00%                                                                                               2,121,082
Disney (Walt) Co. (The),
Note 12-29-06                                                         5.500      BBB+           1,000       1,062,814
Hyatt Equities LLC,
Note 06-15-07 (R)                                                     6.875      BBB            1,000       1,058,268


See notes to
financial statements.

10


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                          RATE    RATING*  (000s OMITTED)          VALUE
Media 4.42%                                                                                                $9,364,459
AOL Time Warner, Inc.,
Deb 04-15-31                                                          7.625%     BBB+          $1,000       1,133,500
Continental Cablevision, Inc.,
Deb 08-01-13                                                          9.500      BBB            2,000       2,297,562
Cox Communications, Inc.,
Note 10-01-08                                                         3.875      BBB            1,500       1,489,807
Liberty Media Corp.,
Note 09-25-06                                                         3.500      BBB-           1,000         995,065
Note 05-15-13                                                         5.700      BBB-             750         749,864
News America Holdings, Inc.,
Gtd Sr Deb 02-01-13                                                   9.250      BBB-           1,000       1,288,161
Rogers Cablesystems Ltd.,
Sr Note Ser B (Canada) 03-15-05                                      10.000      BBB-           1,300       1,410,500

Medical 0.24%                                                                                                 507,501
Schering-Plough Corp.,
Sr Note 12-01-33                                                      6.500      A+               500         507,501

Metal 0.49%                                                                                                 1,045,112
Brascan Corp.,
Note (Canada) 03-01-10                                                5.750      A-             1,000       1,045,112

Mortgage Banking 6.32%                                                                                     13,391,909
Ameriquest Mortgage Securities, Inc.,
Pass Thru Ctf Ser 2003--IA1 Class A-4 11-25-33                        4.965      AAA            2,000       1,998,750
Pass Thru Ctf Ser 2003-10 Class AF-2 12-25-33                         2.540      AAA            2,054       2,034,282
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg Pass Thru Ctf Ser 2003-C1
Class A-4 07-05-35                                                    4.111      AAA            6,000       5,658,149
MBNA Master Credit Card Trust,
Sub Bond Ser 1998-E Class C 09-15-10                                  6.600      BBB            1,000       1,083,633
Sub Bond Ser 1999-B Class C 08-15-11                                  6.650      BBB            1,500       1,619,595
Residential Asset Mortgage Products, Inc.,
Pass Thru Ctf Ser 2003-RS8 Class AI-2 11-25-23                        2.904      AAA            1,000         997,500

Oil & Gas 0.72%                                                                                             1,517,818
Pemex Project Funding Master Trust,
Gtd Note 10-13-10                                                     9.125      BBB-             375         442,500
Valero Energy Corp.,
Note 04-15-07                                                         6.125      BBB            1,000       1,075,318

Paper & Paper Products 0.76%                                                                                1,612,499
Weyerhaeuser Co.,
Note 03-15-07                                                         6.125      BBB            1,500       1,612,499


See notes to
financial statements.

11


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                          RATE    RATING*  (000s OMITTED)          VALUE
Real Estate Operations 0.80%                                                                               $1,687,295
Socgen Real Estate Co. LLC,
Perpetual Bond Ser A (7.64% to 09-30-07
then variable) 12-31-49 (R)                                           7.640%     A             $1,500       1,687,295

Revenue Bonds 0.46%                                                                                           963,590
Golden State Tobacco Securitization Corp.,
Rev Ser 2003-A-1 06-01-39                                             6.750      BBB            1,000         963,590

Telecommunications 2.87%                                                                                    6,070,114
AT&T Wireless Services, Inc.,
Sr Note 03-01-31                                                      8.750      BBB              500         585,336
Deutsche Telekom International Finance B.V.,
Note (Netherlands) 07-22-08 **                                        3.875      BBB+           1,500       1,485,698
France Telecom,
Note (France) 03-01-06                                                8.700      BBB            1,700       1,901,275
Sprint Capital Corp.,
Note 01-15-07                                                         6.000      BBB-           1,000       1,055,757
Verizon Pennsylvania, Inc.,
Deb Ser A 11-15-11                                                    5.650      A+             1,000       1,042,048

Tobacco 0.48%                                                                                               1,006,030
Altria Group, Inc.,
Note 11-04-08                                                         5.625      BBB            1,000       1,006,030

Transportation 0.23%                                                                                          492,356
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A 02-02-19                                    6.545      A-               499         492,356

Utilities 3.86%                                                                                             8,183,205
Appalachian Power Co.,
Sr Note Ser E 06-15-05                                                4.800      BBB            1,020       1,058,503
Beaver Valley Funding Corp.,
Sec Lease Oblig Bond 06-01-17                                         9.000      BBB-           1,020       1,159,893
BVPS II Funding Corp.,
Collateralized Lease Bond 12-01-07                                    8.330      BBB-             899         971,468
El Paso Electric Co.,
1st Mtg Ser E 05-01-11                                                9.400      BBB-           1,000       1,166,324
KeySpan Corp.,
Note 11-15-10                                                         7.625      A              1,500       1,776,957
Pinnacle West Capital Corp.,
Sr Note 04-01-06                                                      6.400      BBB-           1,000       1,058,491
TransAlta Corp.,
Note (Canada) 12-15-13                                                5.750      BBB-           1,000         991,569


See notes to
financial statements.

12


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                                        INTEREST       PAR VALUE
MATURITY DATE                                                                   RATE   (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 3.03%                                                                               $6,425,000
(Cost $6,425,000)

Joint Repurchase Agreement 3.03%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 11-28-03, due 12-01-03 (Secured by
U.S. Treasury Inflation Indexed Bond 3.625%
due 04-15-28 and 3.875% due 04-15-29,
U.S. Treasury Inflation Indexed Note, 3.000%
due 07-15-12)                                                                1.030%          $6,425         6,425,000

TOTAL INVESTMENTS 97.99%                                                                                 $207,592,683

OTHER ASSETS AND LIABILITIES, NET 2.01%                                                                    $4,248,989

TOTAL NET ASSETS 100.00%                                                                                 $211,841,672

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1993. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $12,279,033 or 5.80% of net assets as of November 30, 2003.

  * Credit ratings are rated by Standard & Poor's where available, or Moody's Investors Service, unless indicated otherwise.

 ** All or a portion of this security is on loan as of November 30, 2003.

  # Represents rate in effect on November 30, 2003.
    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, the security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.



See notes to
financial statements.

FINANCIAL STATEMENTS

QUALITY
DISTRIBUTION

November 30, 2003
(unaudited)

                                      VALUE AS A PERCENTAGE
                                                  OF FUND'S
QUALITY DISTRIBUTION                             NET ASSETS
-----------------------------------------------------------
AAA                                                  58.14%
AA                                                    1.51
A                                                     8.78
BBB                                                  26.53
Total bonds                                          94.96%


See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

November 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $206,964,783)
including $34,907,931 of securities loaned                       $207,592,683
Cash segregated for futures contracts                                 127,500
Receivable for investments sold                                     2,488,043
Receivable for shares sold                                             43,392
Receivable for futures variation margin                                65,078
Interest receivable                                                 1,976,481
Other assets                                                           43,351

Total assets                                                      212,336,528

LIABILITIES
Due to custodian                                                        4,724
Payable for shares repurchased                                        163,300
Dividends payable                                                      93,599
Payable to affiliates
Management fee                                                         72,574
Distribution and service fee                                           23,396
Other                                                                  42,829
Other payables and accrued expenses                                    94,434

Total liabilities                                                     494,856

NET ASSETS
Capital paid-in                                                   212,174,076
Accumulated net realized loss on investments and
financial futures contracts                                          (536,858)
Net unrealized appreciation of investments and
financial futures contracts                                           754,805
Distributions in excess of net investment income                     (550,351)

Net assets                                                       $211,841,672

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($156,566,148 [DIV] 15,488,071 shares)                         $10.11
Class B ($44,171,447 [DIV] 4,369,770 shares)                           $10.11
Class C ($11,103,046 [DIV] 1,098,334 shares)                           $10.11
Class I ($1,031 [DIV] 102 shares)                                      $10.11

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($10.11 [DIV] 95.5%)                                         $10.59
Class C ($10.11 [DIV] 99.0%)                                           $10.21

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.


See notes to
financial statements.

OPERATIONS

For the period ended
November 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest (including securities lending income of $18,435)          $5,672,209

Total investment income                                             5,672,209

EXPENSES
Investment management fee                                             451,947
Class A distribution and service fee                                  206,485
Class B distribution and service fee                                  246,210
Class C distribution and service fee                                   57,717
Class A, B and C transfer agent fee                                   253,264
Custodian fee                                                          42,382
Registration and filing fee                                            38,253
Accounting and legal services fee                                      33,896
Auditing fee                                                           19,740
Printing                                                               12,850
Interest                                                               10,931
Miscellaneous                                                           8,161
Trustees' fee                                                           7,633
Legal fee                                                               3,082

Total expenses                                                      1,392,551

Net investment income                                               4,279,658

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                           529,389
Financial futures contracts                                          (582,539)
Change in unrealized appreciation (depreciation) of
Investments                                                        (7,753,086)
Financial futures contracts                                           126,905

Net realized and unrealized loss                                   (7,679,331)

Decrease in net assets from operations                            ($3,399,673)

1 Semiannual period from 6-1-03 through 11-30-03.


See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                          YEAR        PERIOD
                                                         ENDED         ENDED
                                                       5-31-03      11-30-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                               $9,206,381    $4,279,658
Net realized gain (loss)                             9,586,723       (53,150)
Change in net unrealized
appreciation (depreciation)                          7,186,153    (7,626,181)

Increase (decrease) in net assets
resulting from operations                           25,979,257    (3,399,673)

Distributions to shareholders
From net investment income
Class A                                             (8,056,615)   (3,716,520)
Class B                                             (1,999,735)     (921,761)
Class C                                               (362,431)     (216,512)
Class I 2                                                   --           (18)
                                                   (10,418,781)   (4,854,811)

From Fund share transactions                        26,859,650   (22,994,590)

NET ASSETS
Beginning of period                                200,670,620   243,090,746

End of period 3                                   $243,090,746  $211,841,672

1 Semiannual period from 6-01-03 through 11-30-03. Unaudited.

2 Class I shares began operation on 7-28-03.

3 Includes accumulated (distributiona in excess of) net income of $24,802 and ($550,351), respectively.


See notes to
financial statements.


FINANCIAL STATEMENTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                           5-31-99 1   5-31-00 1   5-31-01 1   5-31-02 1,2  5-31-03    11-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                      $9.72       $9.55       $9.18       $9.64        $9.78      $10.47
Net investment income 4                   0.59        0.57        0.60        0.48         0.43        0.20
Net realized and unrealized
gain (loss) on investments               (0.17)      (0.37)       0.46        0.19         0.75       (0.33)
Total from
investment operations                     0.42        0.20        1.06        0.67         1.18       (0.13)
Less distributions
From net investment income               (0.59)      (0.57)      (0.60)      (0.53)       (0.49)      (0.23)

Net asset value,
end of period                            $9.55       $9.18       $9.64       $9.78       $10.47      $10.11
Total return 5 (%)                        4.33        2.22       11.83        6.97        12.35       (1.23) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                             $169        $138        $145        $159         $176        $157
Ratio of expenses
to average net assets (%)                 1.03        1.07        1.05        1.02         1.03        1.03 7
Ratio of net investment income
to average net assets (%)                 6.03        6.08        6.30        4.93         4.30        4.37 7
Portfolio turnover (%)                     267         300         328         573          693         194


See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                           5-31-99 1   5-31-00 1   5-31-01 1   5-31-02 1,2  5-31-03    11-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                      $9.72       $9.55       $9.18       $9.64        $9.78      $10.47
Net investment income 4                   0.52        0.50        0.53        0.41         0.36        0.16
Net realized and unrealized
gain (loss) on investments               (0.17)      (0.37)       0.46        0.19         0.74       (0.33)
Total from
investment operations                     0.35        0.13        0.99        0.60         1.10       (0.17)
Less distributions
From net investment income               (0.52)      (0.50)      (0.53)      (0.46)       (0.41)      (0.19)

Net asset value,
end of period                            $9.55       $9.18       $9.64       $9.78       $10.47      $10.11
Total return 5 (%)                        3.57        1.46       11.03        6.18        11.52       (1.60) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                              $44         $27         $28         $35          $55         $44
Ratio of expenses
to average net assets (%)                 1.77        1.81        1.77        1.77         1.78        1.78 7
Ratio of net investment income
to average net assets (%)                 5.30        5.34        5.59        4.18         3.54        3.61 7
Portfolio turnover (%)                     267         300         328         573          693         194


See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                            5-31-99 1,8  5-31-00 1   5-31-01 1   5-31-02 1,2  5-31-03    11-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                       $9.66        $9.55       $9.18       $9.64        $9.78      $10.47
Net investment income 4                    0.07         0.50        0.53        0.40         0.35        0.16
Net realized and unrealized
gain (loss) on investments                (0.11)       (0.37)       0.46        0.19         0.75       (0.33)
Total from
investment operations                     (0.04)        0.13        0.99        0.59         1.10       (0.17)
Less distributions
From net investment income                (0.07)       (0.50)      (0.53)      (0.45)       (0.41)      (0.19)
Net asset value,
end of period                             $9.55        $9.18       $9.64       $9.78       $10.47      $10.11
Total return 5 (%)                        (0.38) 6      1.44       11.00        6.17        11.52       (1.60) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                -- 9         -- 9        $2          $7          $12         $11
Ratio of expenses
to average net assets (%)                  1.77 7       1.82        1.80        1.77         1.78        1.78 7
Ratio of net investment income
to average net assets (%)                  5.30 7       5.33        5.42        4.18         3.48        3.62 7
Portfolio turnover (%)                      267          300         328         573          693         194



See notes to
financial statements.

FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                11-30-03 8

PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $10.17
Net investment income 4                         0.23
Net realized and unrealized
loss on investments                            (0.11)
Total from
investment operations                           0.12
Less distributions
From net investment income                     (0.18)

Net asset value,
end of period                                 $10.11
Total return 5 (%)                              1.82 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     -- 9
Ratio of expenses
to average net assets (%)                       0.41 7
Ratio of net investment income
to average net assets (%)                       5.18 7
Portfolio turnover (%)                           194

1 Audited by previous auditor.

2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.05, and increase net realized and unrealized gains per share by $0.05 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.42%, 4.67% and 4.67% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

3 Semiannual report from 6-1-03 through 11-30-03. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Annualized.

8 Class C and Class I shares began operations on 4-1-99 and 7-28-03, respectively.

9 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Investment Grade Bond Fund (the "Fund") is a diversified series of John Hancock Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve a high level of current income consistent with preservation of capital and maintenance of liquidity.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Share holders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On November 30, 2003, the Fund loaned securities having a market value of $34,907,931 collateralized by securities in the amount of $36,201,021.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts.

On November 30, 2003, the Fund had deposited $127,500 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following open financial futures contracts on November 30, 2003:

                            NUMBER OF
OPEN CONTRACTS              CONTRACTS    POSITION    EXPIRATION   APPRECIATION
------------------------------------------------------------------------------
U.S. 10-Year Treasury Note      85        Short        MAR 04      $126,905

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $482,530 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire loss carryforward expires May 31, 2008.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.40% of the Fund's average daily net asset value.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended November 30, 2003, JH Funds received net up-front sales charges of $98,157 with regard to sales of Class A shares. Of this amount, $11,154 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $54,893 was paid as sales commissions to unrelated broker-dealers and $32,110 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended November 30, 2003, JH Funds received net up-front sales charges of $16,930 with regard to sales of Class C shares. Of this amount, $14,761 was paid as sales commissions to unrelated broker-dealers and $2,169 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% (3% for purchases made prior to January 2, 2002) of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2003, CDSCs received by JH Funds amounted to $58,455 for Class B shares and $3,412 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net asset value of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen-sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                  YEAR ENDED 5-31-03          PERIOD ENDED 11-30-03 1
                               SHARES         AMOUNT        SHARES           AMOUNT
CLASS A SHARES
Sold                        2,642,073    $26,463,371     1,054,397      $10,750,966
Distributions reinvested      652,978      6,562,090       300,944        3,053,312
Repurchased                (2,731,705)   (27,374,038)   (2,657,645)     (27,030,538)
Net increase (decrease)       563,346     $5,651,423    (1,302,304)    ($13,226,260)

CLASS B SHARES
Sold                        3,428,883    $34,228,697       480,214       $4,902,942
Distributions reinvested      153,182      1,539,287        70,159          712,759
Repurchased                (1,907,763)   (19,159,289)   (1,481,019)     (15,055,335)
Net increase (decrease)     1,674,302    $16,608,695      (930,646)     ($9,439,634)

CLASS C SHARES
Sold                          829,035     $8,342,885       181,852       $1,862,416
Distributions reinvested       26,037        262,029        16,130          163,739
Repurchased                  (398,033)    (4,005,382)     (231,070)      (2,355,878)
Net increase (decrease)       457,039     $4,599,532       (33,088)       ($329,723)

CLASS I 2
Shares sold                        --             --           101           $1,009
Distributions reinvested           --             --             1               18
Net increase                       --             --           102           $1,027

NET INCREASE (DECREASE)     2,694,687    $26,859,650    (2,265,936)    ($22,994,590)


1 Semiannual period from 6-1-03 through 11-30-03. Unaudited.

2 Class I shares began operations on 7-28-03.

NOTE D

Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2003, aggregated $353,210,629 and $413,017,815, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $77,645,131 and $83,283,310, respectively, during the period ended November 30, 2003.

The cost of investments owned on November 30, 2003, including short-term investments, for federal income tax purposes was $208,111,778. Gross unrealized appreciation and depreciation of investments aggregated $2,455,430 and $2,974,525, respectively, resulting in net unrealized depreciation of $519,095. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to amortization of premiums and accretion of discounts on debt securities.

OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Growth Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund
-------------------------------------------------------
Sector                Biotechnology Fund
                      Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund
-------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Bond Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund
-------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund
-------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

FOR YOUR
INFORMATION

TRUSTEES
James F. Carlin
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen Ford Goldfarb
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith,
USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

OFFICERS

Maureen Ford Goldfarb
Chairman, President
and Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



HOW TO
CONTACT US

On the Internet                        www.jhfunds.com

By regular mail                        John Hancock Signature Services, Inc.
                                       1 John Hancock Way, Suite 1000
                                       Boston, MA 02217-1000

By express mail                        John Hancock Signature Services, Inc.
                                       Attn: Mutual Fund Image Operations
                                       529 Main Street
                                       Charlestown, MA 02129

Customer service representatives       1-800-225-5291

24-hour automated information          1-800-338-8080

TDD line                               1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                               1-800-225-5291

On the Fund's Web site                 www.jhfunds.com/proxy

On the SEC's Web site                  www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Investment Grade Bond Fund.


550SA 11/03
1/04

John Hancock
Government
Income Fund

SEMI
ANNUAL
REPORT

11.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25

Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would begin to strengthen, which it did. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains year-to-date through November 30. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 47.46% through November, while the Dow Jones Industrial Average was up 19.80% and the Standard & Poor's 500 Index returned 22.26%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 26.11% through November, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of November 30, 2003. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
a high level of
current income,
consistent with
preservation of
capital, by nor
mally investing
at least 80% of
its assets in U.S.
government and
agency securities.
Maintaining a sta-
ble share price is a
secondary goal.

Over the last six months

* The bond market was choppy, making little progress overall amid continually shifting outlooks for the economy and interest rates.

* Investors grew comfortable taking on more risk and moved out of high-quality investments, such as Treasuries.

* The Fund's above-average sensitivity to interest-rate changes hurt performance.

[Bar chart with heading "John Hancock Government Income Fund." Under the heading is a note that reads "Fund performance for the six months ended November 30, 2003." The chart is scaled in increments of 2% with -4% at the bottom and 0% at the top. The first bar represents the -3.00% total return for Class A. The second bar represents the -3.37% total return for Class B. The third bar represents the -3.37% total return for Class
C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 issuers

30.7%   Federal National Mortgage Assn.
21.0%   United States Treasury
15.3%   Federal Home Loan Mortgage Corp.
11.6%   Government National Mortgage Assn.
 3.9%   Federal Home Loan Bank
 3.7%   Financing Corp.
 3.6%   Province of Quebec
 2.5%   Hydro-Quebec
 1.7%   Tennessee Valley Authority
 1.5%   Small Business Administration

As a percentage of net assets on November 30, 2003.

MANAGERS'
REPORT

BY BARRY H. EVANS, CFA, AND JEFFREY N. GIVEN, CFA, PORTFOLIO MANAGERS

John Hancock
Government Income Fund

Recently, Barry Evans, a Fund team member since 1995, was added as a portfolio manager, replacing Dawn Baillie. Mr. Evans, senior vice president and chief fixed income officer, has been with John Hancock since 1986.

The bond market was unusually choppy during the six months ended November 30, 2003, with interest rates quickly moving up as prospects for the economy improved, and down again when the economy appeared stalled. Bond prices fluctuated frequently, moving in the opposite direction of interest rates. Early in June, interest rates reached historic lows, as worries about the economy and deflation (or falling prices) continued to dominate headlines. Investors flocked to Treasuries, anticipating that the Federal Reserve would start buying back 10-year bonds to keep interest rates low in a deflationary environment. Bond prices climbed.

Interest rates rose sharply, however, between June and early August, as the Federal Reserve indicated it was unlikely to undertake a buy-back program. Huge selling in the Treasury market, along with an improving economy, pushed yields higher and bond prices lower. Bond yields stabilized briefly in August, before falling in September as investors became discouraged with jobless claims that showed little improvement. In October, strong third-quarter economic data pushed yields higher and bond prices lower. For the six months ended November 30, 2003, the Lehman Brothers U.S. Government Bond Index returned -2.61%.

"The bond market was
 unusually choppy during
 the six months ended
 November 30, 2003..."

GOVERNMENT BOND PERFORMANCE

As the economic outlook brightened in the third quarter of 2003, many investors became more comfortable with taking on added risk. They moved out of high-quality investments and into lower-quality issues. In this environment, high-yield and low-quality corporate bonds did well, while high-quality government bonds faltered. Treasuries, which tend to be very sensitive to changes in interest rates, declined modestly. Both selling pressures and rising interest rates hurt their performance. Bonds issued by government agencies slightly lagged Treasuries with similar maturities.


[Photos of Barry Evans and Jeff Given flush right next to first paragraph.]

Mortgage-backed securities experienced a volatile month in July, but wound up outperforming in the period overall as refinancing activity subsided. Higher interest rates discouraged homeowners from refinancing their mortgages. In addition, rates were relatively stable over the last few months of the period, and mortgage-backed securities tend to perform well during periods of interest-rate stability.

As a result, demand for mortgage-backed securities increased, boosting their value relative to other bonds. Only high-yield corporate bonds posted better returns than the mortgage-backed market over the past six months.

PERFORMANCE REVIEW

John Hancock Government Income Fund began the period with a much longer-than-average duration in an effort to add yield in a low interest-rate environment and that hurt our performance. Duration measures a bond's sensitivity to interest-rate changes. The longer a bond's duration, the more its price will fall as interest rates rise or, conversely, rise as interest rates fall. The duration of our mortgage position also detracted from recent performance. The Fund's Class A, Class B and Class C shares returned -3.00%, -3.37% and -3.37%, respectively, at net asset value during the six months ended November 30, 2003. By comparison, the average general U.S. government fund returned -2.45% for the same period, according to Lipper, Inc.1 Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested for the entire period and did not reinvest all distributions. For longer-term performance information, please see pages six and seven.

"Treasuries, which tend to
 be very sensitive to
 changes in interest rates,
 declined modestly."

TRIMMING MORTGAGES

We maintained a sizable stake in mortgage bonds, but significantly reduced our investment in an effort to lower volatility and shorten the Fund's duration. We sold some mortgage bonds in early July, but then replaced them in August after their prices had fallen. We did most of our selling in the fall when we thought mortgage bonds looked expensive relative to historic levels. Our position declined further because we did not replace bonds that were paid off before their due dates by homeowners who were refinancing.

As prepayments started to slow, we began moving out of lower-coupon (5% and 5.5%) mortgage bonds and into bonds with slightly higher coupons of 6%. These higher-coupon issues added yield to the portfolio. In addition, valuations on these higher-coupon issues increased as rising interest rates made prepayments less likely, meaning investors would be able to hold the bonds and realize their income for a longer period.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 11-30-03." The chart is divided into four sections (from top to left): U.S. agencies 68%, U.S. government 21%, Foreign government bonds 6% and Short-term investments & other 5%.]

BOOSTING AGENCIES

We reinvested some of the proceeds from these sales in bonds issued by government agencies, which tend to be less volatile than mortgage bonds in a shifting interest-rate environment. We favored lower-rated agencies, which offered the best yield advantage over Treasuries. Our focus was on subordinated debt, which consists of bonds that are repayable only after other claims have been paid off, and on callable bonds, which pay a slightly higher yield than Treasuries because they can be called or redeemed before their due dates. We sold some of our higher-quality agency securities because we thought they did not offer enough of a yield advantage over Treasuries.

SHORTENING DURATION

We decreased the Fund's overall duration in part by selling 10- and 30-year Treasuries in exchange for much shorter two-, three- and five-year issues. As we mentioned, we also lowered duration by selling mortgage bonds. Although the Fund began the period with a much longer-than-average duration and struggled as mortgage durations extended in July, its duration was slightly shorter than the average for its peer group by period end. We shortened duration in anticipation of an eventual rise in interest rates.

IMPROVING ECONOMIC OUTLOOK

We believe the economy could grow at a moderate pace during the first half of 2004. A gradually improving economy should eventually push interest rates higher, but most likely not before mid-year. The Fed has already indicated that it plans to keep short-term interest rates low for the near term as it remains concerned about unemployment levels and job growth. We plan to maintain a sizable investment in mortgage bonds because of their yield advantage over Treasuries. While we are unlikely to make further reductions in our mortgage position, we may add to our stake when mortgage bond prices decline again.

"We plan to maintain a
 sizable investment in
 mortgage bonds because
 of their yield advantage over
 Treasuries."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
November 30, 2003

                                           Class A      Class B      Class C
Inception date                             9-30-94      2-23-88       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                     -2.35%       -3.41%       -0.51%
Five years                                    4.31%        4.18%          --
Ten years                                       --         5.35%          --
Since inception                               6.47%          --         4.95%

Cumulative total returns with maximum sales charge (POP)
Six months                                   -7.34%       -8.13%       -5.28%
One year                                     -2.35%       -3.41%       -0.51%
Five years                                   23.47%       22.71%          --
Ten years                                       --        68.36%          --
Since inception                              77.60%          --        25.27%

SEC 30-day yield as of November 30, 2003
                                              3.02%        2.42%        2.40%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class B1 shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Government Bond Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are two lines. The first line represents the Lehman Brothers Government Bond Index and is equal to $19,072 as of November 30, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Government Income Fund, without sales charge (NAV), and is equal to $16,837 as of November 30, 2003.

                                    Class A      Class C 1
Period beginning                    9-30-94       4-1-99
Without sales charge                $18,603      $12,650
With maximum sales charge           $17,760      $12,527
Index                               $19,731      $13,652

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class A and Class C shares, respectively, as of November 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
November 30, 2003
(unaudited)

This schedule is divided into three main categories: U.S. government and agencies securities, foreign government bonds and short-term investments. Short-term investments, which represent the Fund's cash position, are listed last.

                                                                   INTEREST    MATURITY       PAR VALUE
ISSUER, DESCRIPTION                                                    RATE        DATE      (000s OMITTED)       VALUE
U.S. GOVERNMENT AND AGENCIES SECURITIES 89.50%                                                             $530,245,998
Cost ($526,839,803)

Government -- U.S. 21.03%                                                                                   124,614,307
United States Treasury,
Bond+                                                                12.000%   08-15-13         $15,000      20,694,135
Bond+                                                                 9.250    02-15-16           8,000      11,420,312
Bond+                                                                 5.375    02-15-31          19,000      19,685,785
Inflation Indexed Note+                                               3.500    01-15-11          15,960      17,827,480
Note+                                                                 1.500    02-28-05           8,000       7,995,624
Note+                                                                 2.000    08-31-05          11,500      11,524,702
Note+                                                                 3.125    09-15-08          12,500      12,400,388
Note+                                                                 4.250    11-15-13          23,200      23,065,881

Government -- U.S. Agencies 68.47%                                                                          405,631,691
Federal Home Loan Bank,
Bond Ser 419                                                          3.500    04-22-08          10,000       9,894,720
Bond Ser 429                                                          3.875    08-22-08          13,000      13,103,168
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf                                                   9.500    08-01-16           1,407       1,558,538
30 Yr Pass Thru Ctf                                                   5.500    06-01-33          15,721      15,819,368
CMO REMIC 1603-K                                                      6.500    10-15-23           5,000       5,318,389
CMO REMIC 1617-PM                                                     6.500    11-15-23          10,000      10,657,997
CMO REMIC 1727-I                                                      6.500    05-15-24           5,000       5,320,344
CMO REMIC 2563-PA                                                     4.250    03-15-31           9,655       9,608,054
CMO REMIC 2568-KA                                                     4.250    12-15-21           9,566       9,614,472
CMO REMIC 2690-TD                                                     4.500    12-15-26          10,000      10,002,275
Note                                                                  2.150    01-21-05          12,000      12,010,920
Note                                                                  2.050    01-28-05          11,000      11,009,735
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                                   9.000    02-01-10             331         347,490
15 Yr Pass Thru Ctf                                                   5.000    05-01-18          18,117      18,365,737
15 Yr Pass Thru Ctf                                                   4.500    06-01-18 to
                                                                               10-01-18          25,203      25,049,300
30 Yr Pass Thru Ctf                                                   8.500    09-01-24 to
                                                                               10-01-24             897         978,953

See notes to
financial statements.


8


FINANCIAL STATEMENTS

                                                                   INTEREST    MATURITY       PAR VALUE
ISSUER, DESCRIPTION                                                    RATE        DATE      (000s OMITTED)       VALUE
Government -- U.S. Agencies (continued)
Federal National Mortgage Assn. (continued),
30 Yr Pass Thru Ctf                                                   6.000%   03-01-33         $18,188     $18,691,657
30 Yr Pass Thru Ctf                                                   6.500    04-01-33          12,317      12,844,466
CMO REMIC 1993-225-TK                                                 6.500    12-25-23           5,032       5,468,702
CMO REMIC 1994-60-PJ                                                  7.000    04-25-24           6,100       6,565,696
CMO REMIC 1994-75-K                                                   7.000    04-25-24           3,100       3,300,695
CMO REMIC 1996-28-PK                                                  6.500    07-25-25           7,589       8,039,265
CMO REMIC 2003-16-PD                                                  5.000    10-25-16          10,000      10,118,750
CMO REMIC 2003-33-AC                                                  4.250    03-25-33          10,417      10,504,036
CMO REMIC 2003-49-JE                                                  3.000    04-25-33          10,832      10,275,771
CMO REMIC G-08-E                                                      9.000    04-25-21             647         719,056
Note+                                                                 2.875    10-15-05          15,000      15,221,475
Note+                                                                 2.625    11-15-06          10,000       9,943,630
Note+                                                                 6.625    11-15-10           8,000       9,123,680
Sub Note+                                                             5.500    05-02-06          10,500      11,194,922
Sub Note+                                                             5.125    01-02-14           5,000       4,988,525
Financing Corp.,
Bond                                                                 10.350    08-03-18          10,000      15,249,770
Bond                                                                  8.600    09-26-19           5,000       6,753,700
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf                                                  11.000    01-15-14 to
                                                                               12-15-15           1,192       1,347,722
30 Yr Pass Thru Ctf                                                   6.000    05-15-28 to
                                                                               04-15-33          30,515      31,596,478
30 Yr Pass Thru Ctf                                                   7.000    05-15-29           4,982       5,302,559
30 Yr Pass Thru Ctf                                                   6.500    07-15-31 to
                                                                               12-15-32          18,079      19,012,566
30 Yr Pass Thru Ctf                                                   5.000    08-15-33          11,894      11,704,656
Small Business Administration,
Pass Thru Ctf Ser 97-B                                                7.100    02-01-17           2,589       2,835,090
Pass Thru Ctf Ser 97-D                                                7.500    04-01-17           2,592       2,871,988
Pass Thru Ctf Ser 97-E                                                7.300    05-01-17           3,030       3,341,222
Tennessee Valley Authority,
Bond Ser G                                                            5.375    11-13-08           9,250       9,956,154

See notes to
financial statements.


9



FINANCIAL STATEMENTS
                                                                   INTEREST    MATURITY       PAR VALUE
ISSUER, DESCRIPTION                                                    RATE        DATE      (000s OMITTED)       VALUE
FOREIGN GOVERNMENT BONDS 6.07%                                                                              $35,990,068
Cost ($38,025,402)

U.S. Dollar-Denominated Foreign
Government Bonds 6.07%
Hydro-Quebec,
Bond Ser IF (Canada)                                                  8.000%   02-01-13         $12,000      14,896,920
Quebec, Province of,
Deb Ser NJ (Canada)+                                                  7.500    07-15-23          10,000      12,152,820
Sr Deb (Canada)+                                                      7.000    01-30-07           8,000       8,940,328

                                                                               INTEREST       PAR VALUE
ISSUER, DESCRIPTION                                                                RATE      (000s OMITTED)       VALUE
SHORT-TERM INVESTMENTS 2.63%                                                                                $15,607,000
Cost ($15,607,000)

Joint Repurchase Agreement 2.63%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 11-28-03 due 12-01-03 (Secured by
U.S. Treasury Inflation Indexed Bonds, 3.625%
due 04-15-28 and 3.875% due 04-15-29,
U.S. Treasury Inflation Indexed Note, 3.00%
due 07-15-12)                                                                     1.030%         15,607      15,607,000

TOTAL INVESTMENTS 98.20%                                                                                   $581,843,066

OTHER ASSETS AND LIABILITIES, NET 1.80%                                                                     $10,635,572

TOTAL NET ASSETS 100.00%                                                                                   $592,478,638

+ All or a portion of this security is on loan on November 30, 2003.

  Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, the security is U.S. dollar-denominated.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.



See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

November 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $580,472,205)
including $178,110,251 of securities loaned                      $581,843,066
Cash                                                                      447
Receivable for investments sold                                     7,463,672
Receivable for shares sold                                            107,111
Interest receivable                                                 4,537,408
Other assets                                                          239,766

Total assets                                                      594,191,470

LIABILITIES
Payable for shares repurchased                                        525,125
Dividends payable                                                     236,983
Payable to affiliates
Management fee                                                        306,076
Distribution and service fee                                           54,925
Other                                                                 292,409
Other payables and accrued expenses                                   297,314

Total liabilities                                                   1,712,832

NET ASSETS
Capital paid-in                                                   631,465,629
Accumulated net realized loss on investments                      (38,616,171)
Net unrealized appreciation of investments                          1,370,861
Distributions in excess of net investment income                   (1,741,681)

Net assets                                                       $592,478,638

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($494,726,086 [DIV] 52,862,237 shares)                          $9.36
Class B ($87,693,512 [DIV] 9,369,870 shares)                            $9.36
Class C ($10,059,040 [DIV] 1,074,909 shares)                            $9.36

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($9.36 [DIV] 95.5%)                                           $9.80
Class C ($9.36 [DIV] 99%)                                               $9.45

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
November 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest (including securities lending income of $78,400)         $13,160,501

Total investment income                                            13,160,501

EXPENSES
Investment management fee                                           2,023,027
Class A distribution and service fee                                  655,399
Class B distribution and service fee                                  531,107
Class C distribution and service fee                                   73,174
Transfer agent fee                                                    770,429
Accounting and legal services fee                                      96,776
Custodian fee                                                          88,673
Printing                                                               24,028
Auditing fee                                                           22,222
Miscellaneous                                                          22,098
Registration and filing fee                                            20,866
Trustees' fee                                                          20,329
Interest                                                               11,562
Legal fee                                                               8,543

Total expenses                                                      4,368,233
Less expense reductions                                              (359,458)

Net expenses                                                        4,008,775

Net investment income                                               9,151,726

REALIZED AND UNREALIZED LOSS

Net realized loss on investments                                   (2,959,970)
Change in unrealized appreciation (depreciation)
of investments                                                    (28,016,733)

Net realized and unrealized loss                                  (30,976,703)

Decrease in net assets from operations                           ($21,824,977)

1 Semiannual period from 6-1-03 through 11-30-03.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.

                                                          YEAR        PERIOD
                                                         ENDED         ENDED
                                                       5-31-03      11-30-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                              $25,210,288    $9,151,726

Net realized gain (loss)                            29,428,977    (2,959,970)
Change in net unrealized
appreciation (depreciation)                         16,828,308   (28,016,733)
Increase (decrease) in net assets
from operations                                     71,467,573   (21,824,977)

Distributions to shareholders
From net investment income
Class A                                            (23,193,116)   (9,114,350)
Class B                                             (4,171,044)   (1,433,559)
Class C                                               (486,249)     (189,522)
                                                   (27,850,409)  (10,737,431)
From Fund share transactions                        50,820,660   (94,221,996)

NET ASSETS
Beginning of period                                624,825,218   719,263,042

End of period 2                                   $719,263,042  $592,478,638


1 Semiannual period from 6-1-03 through 11-30-03. Unaudited.

2 Includes distributions in excess of net investment income of $155,976 and $1,741,681, respectively.

See notes to
financial statements.


FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           5-31-99 1   5-31-00 1   5-31-01 1   5-31-02 1,2  5-31-03   11-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                      $9.25       $9.02       $8.58       $9.06        $9.21      $9.82
Net investment income 4                                   0.57        0.55        0.55        0.47         0.36       0.14
Net realized and unrealized
gain (loss) on investments                               (0.23)      (0.44)       0.48        0.19         0.65      (0.43)
Total from
investment operations                                     0.34        0.11        1.03        0.66         1.01      (0.29)
Less distributions
From net investment income                               (0.57)      (0.55)      (0.55)      (0.51)       (0.40)     (0.17)
Net asset value,
end of period                                            $9.02       $8.58       $9.06       $9.21        $9.82      $9.36
Total return 5,6 (%)                                      3.64        1.38       12.26        7.37        11.12      (3.00) 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                             $585        $505        $521        $532         $565       $495
Ratio of expenses
to average net assets (%)                                 1.05        1.05        1.02        1.04         1.04       1.10 8
Ratio of adjusted expenses
to average net assets 9 (%)                               1.10        1.18        1.15        1.17         1.17       1.21 8
Ratio of net investment income
to average net assets (%)                                 6.08        6.31        6.13        5.04         3.76       2.99 8
Portfolio turnover                                         161 10      106          68         110          400        295

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                           5-31-99 1   5-31-00 1   5-31-01 1   5-31-02 1,2  5-31-03   11-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                      $9.25       $9.02       $8.58       $9.06        $9.21      $9.82
Net investment income 4                                   0.50        0.49        0.48        0.40         0.28       0.11
Net realized and unrealized
gain (loss) on investments                               (0.23)      (0.44)       0.48        0.19         0.65      (0.44)
Total from
investment operations                                     0.27        0.05        0.96        0.59         0.93      (0.33)
Less distributions
From net investment income                               (0.50)      (0.49)      (0.48)      (0.44)       (0.32)     (0.13)
Net asset value,
end of period                                            $9.02       $8.58       $9.06       $9.21        $9.82      $9.36
Total return 5,6 (%)                                      2.92        0.64       11.44        6.57        10.30      (3.37) 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                             $197        $113         $93         $86         $128        $88
Ratio of expenses
to average net assets (%)                                 1.74        1.78        1.75        1.79         1.79       1.85 8
Ratio of adjusted expenses
to average net assets 9 (%)                               1.79        1.91        1.88        1.92         1.92       1.96 8
Ratio of net investment income
to average net assets (%)                                 5.39        5.58        5.41        4.29         2.97       2.21 8
Portfolio turnover                                         161 10      106          68         110          400        295

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


PERIOD ENDED                                           5-31-99 1,11  5-31-00 1   5-31-01 1   5-31-02 1,2   5-31-03   11-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                      $9.15         $9.02       $8.58       $9.06         $9.21      $9.82
Net investment income 4                                   0.07          0.49        0.48        0.40          0.27       0.10
Net realized and unrealized
gain (loss) on investments                               (0.13)        (0.44)       0.48        0.19          0.66      (0.43)
Total from
investment operations                                    (0.06)         0.05        0.96        0.59          0.93      (0.33)
Less distributions
From net investment income                               (0.07)        (0.49)      (0.48)      (0.44)        (0.32)     (0.13)
Net asset value,
end of period                                            $9.02         $8.58       $9.06       $9.21         $9.82      $9.36
Total return 5,6 (%)                                     (0.65) 7       0.61       11.42        6.57         10.30      (3.37) 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               -- 12         -- 12       $2          $7           $26        $10
Ratio of expenses
to average net assets (%)                                 1.80 8        1.80        1.77        1.79          1.79       1.84 8
Ratio of adjusted expenses
to average net assets 9 (%)                               1.85 8        1.93        1.90        1.92          1.92       1.95 8
Ratio of net investment income
to average net assets (%)                                 5.33 8        5.56        5.30        4.29          2.86       2.09 8
Portfolio turnover                                         161 10        106          68         110           400        295

 1 Audited by previous auditor.

 2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
   Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase net realized and unrealized gains per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.49%, 4.74% and 4.74% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

 3 Semiannual period from 6-1-03 through 11-30-03. Unaudited.

 4 Based on the average of the shares outstanding.

 5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 7 Not annualized.

  8 Annualized.

  9 Does not take into consideration expense reductions during the periods shown.

 10 Excludes merger activity.

 11 Class C shares began operations on 4-1-99.

 12 Less than $500,000.


See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Government Income Fund (the "Fund") is a diversified series of John Hancock Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to earn a high level of current income consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On November 30, 2003, the Fund loaned securities having a market value of $178,110,251 collateralized by securities in the amount of $183,960,687.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $35,352,778 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2004 -- $5,561,263, May 31, 2005 -- $4,339,751, May
31, 2008 -- $12,181,718 and May 31, 2009 -- $13,270,046.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.65% of the first $200,000,000 of the Fund's average daily net asset value, (b) 0.625% of the next $300,000,000 and (c) 0.60% of the Fund's average daily net asset value in excess of $500,000,000. The Adviser agreed to limit the management fee to 0.50% of the Fund's average daily net assets until September 30, 2003. Effective October 1, 2003, the Adviser has agreed to limit the management fee to 0.55% of the Fund's average daily net assets until September 30, 2004. Accordingly, the expense reductions related to management fee limitation amounted to $359,458 for the period ended November 30, 2003. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended November 30, 2003, JH Funds received net up-front sales charges of $150,510 with regard to sales of Class A shares. Of this amount, $17,144 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $89,945 was paid as sales commissions to unrelated broker-dealers and $43,421 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended November 30, 2003, JH Funds received net up-front sales charges of $30,077 with regard to sales of Class C shares. Of this amount, $29,276 was paid as sales commissions to unrelated broker-dealers and $801 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2003, CDSCs received by JH Funds amounted to $200,335 for Class B shares and $3,934 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net asset value of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                      YEAR ENDED 5-31-03                PERIOD ENDED 11-30-03 1
                                   SHARES          AMOUNT              SHARES          AMOUNT
CLASS A SHARES
Sold                           10,397,451     $99,073,203           3,883,309     $37,017,668
Distributions reinvested        1,721,991      16,451,477             692,139       6,525,985
Repurchased                   (12,395,829)   (118,396,068)         (9,271,884)    (87,922,788)
Net decrease                     (276,387)    ($2,871,388)         (4,696,436)   ($44,379,135)

CLASS B SHARES
Sold                           10,040,722     $95,314,951             614,473      $5,803,024
Distributions reinvested          323,739       3,093,872             114,289       1,079,013
Repurchased                    (6,623,695)    (63,164,292)         (4,388,911)    (41,542,432)
Net increase (decrease)         3,740,766     $35,244,531          (3,660,149)   ($34,660,395)

CLASS C SHARES
Sold                            3,401,023     $32,741,829             312,852      $3,044,965
Distributions reinvested           36,064         344,904              16,495         156,196
Repurchased                    (1,529,928)    (14,639,216)         (1,907,570)    (18,383,627)
Net increase (decrease)         1,907,159     $18,447,517          (1,578,223)   ($15,182,466)

NET INCREASE (DECREASE)         5,371,538     $50,820,660          (9,934,808)   ($94,221,996)

1 Semiannual period from 6-1-03 through 11-30-03. Unaudited.



NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2003, aggregated $1,211,989,361 and $1,388,133,062, respectively. Purchases and proceeds from maturities of obligations of the U.S. government aggregated $642,843,059 and $649,796,521, respectively, during the period ended November 30, 2003.

The cost of investments owned on November 30, 2003, including short-term investments, for federal income tax purposes was $582,537,209. Gross unrealized appreciation and depreciation of investments aggregated $8,293,257 and $8,987,400, respectively, resulting in net unrealized depreciation of $694,143. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums and accretion of discounts on debt securities.

OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity                  Balanced Fund
                        Classic Value Fund
                        Core Equity Fund
                        Focused Equity Fund
                        Growth Trends Fund
                        International Fund
                        Large Cap Equity Fund
                        Large Cap Growth Fund
                        Large Cap Select Fund
                        Mid Cap Growth Fund
                        Multi Cap Growth Fund
                        Small Cap Equity Fund
                        Small Cap Growth Fund
                        Sovereign Investors Fund
                        U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector                  Biotechnology Fund
                        Financial Industries Fund
                        Health Sciences Fund
                        Real Estate Fund
                        Regional Bank Fund
                        Technology Fund

-------------------------------------------------------
Income                  Bond Fund
                        Government Income Fund
                        High Income Fund
                        High Yield Bond Fund
                        Investment Grade Bond Fund
                        Strategic Income Fund

-------------------------------------------------------
Tax-Free Income         California Tax-Free Income Fund
                        High Yield Municipal Bond Fund
                        Massachusetts Tax-Free Income Fund
                        New York Tax-Free Income Fund
                        Tax-Free Bond Fund

-------------------------------------------------------
Money Market            Money Market Fund
                        U.S. Government Cash Reserve


For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

OUR WEB SITE

A wealth of information--
www.jhfunds.com

View the latest information for your account.
---------------------------------------------------------------------

Transfer money from one account to another.
---------------------------------------------------------------------

Get current quotes for major market indexes.
---------------------------------------------------------------------

Use our online calculators to help you with your  financial goals.
---------------------------------------------------------------------

Get up-to-date commentary from John Hancock Funds investment experts.
---------------------------------------------------------------------

Access forms, applications and tax information.
---------------------------------------------------------------------

FOR YOUR
INFORMATION

TRUSTEES
James F. Carlin
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen Ford Goldfarb
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith,  USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

OFFICERS

Maureen Ford Goldfarb
Chairman, President
and Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                        www.jhfunds.com

By regular mail                        John Hancock Signature Services, Inc.
                                       1 John Hancock Way, Suite 1000
                                       Boston, MA 02217-1000

By express mail                        John Hancock Signature Services, Inc.
                                       Attn: Mutual Fund Image Operations
                                       529 Main Street
                                       Charlestown, MA 02129

Customer service representatives       1-800-225-5291

24-hour automated information          1-800-338-8080

TDD line                               1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                               1-800-225-5291

On the Fund's Web site                 www.jhfunds.com/proxy

On the SEC's Web site                  www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Government Income Fund.

560SA 11/03
1/04

John Hancock
High Yield
Bond Fund

SEMI
ANNUAL
REPORT

11.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 22

For your information
page 37

Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would begin to strengthen, which it did. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains year-to-date through November 30. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 47.46% through November, while the Dow Jones Industrial Average was up 19.80% and the Standard & Poor's 500 Index returned 22.26%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 26.11% through November, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of November 30, 2003. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
high current
income. Capital
appreciation is a
secondary goal.
The Fund normally
invests at least
80% of its assets
in U.S. and foreign
high-yield bonds
and other debt
securities rated
BB/Ba or lower and
their unrated
equivalents.

Over the last six months

* High-yield bonds continued their rebound as the economic outlook brightened and yield-hungry investors sought higher income.

* The Fund was boosted by individual security selection, with some top performance coming from top holdings.

* The Fund's focus on lower-quality, higher-yielding bonds helped relative performance.

[Bar chart with heading "John Hancock High Yield Bond Fund." Under the heading is a note that reads "Fund performance for the six months ended November 30, 2003." The chart is scaled in increments of 5% with 0% at the bottom and 20% at the top. The first bar represents the 15.33% total return for Class A. The second bar represents the 14.91% total return for Class B. The third bar represents the 14.91% total return for Class
C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 issuers

 4.6%   XM Satellite Radio Holdings, Inc.
 3.8%   AMR Corp.
 3.0%   Qwest Capital Funding, Inc.
 3.0%   Northwest Airlines, Inc.
 2.6%   Reliant Resources, Inc.
 2.3%   Amtran, Inc.
 2.3%   Pegasus Communications Corp.
 2.0%   CSC Holdings, Inc.
 1.8%   Rural Cellular Corp.
 1.8%   Trump Casino Holdings

As a percentage of net assets on November 30, 2003.

BY ARTHUR N. CALAVRITINOS, CFA, PORTFOLIO MANAGER

MANAGER'S
REPORT

John Hancock
High Yield
Bond Fund

During the six months ending November 30, 2003, the rally in high-yield bonds that began in October 2002 developed an even stronger head of steam. The surge in high-yield, or "junk," bonds was fueled by signs of an improving economy, a declining default rate and a historically low interest-rate environment that sent investors looking for higher yields. As investors became more optimistic about the economy, their confidence grew that these riskier, lower-quality companies could produce the business results necessary to repay creditors. The result was a significant increase in demand for high-yield bonds, which sent prices soaring. Since bond yields move in the opposite direction of prices, junk bond yields fell significantly. As a result, the spread, or difference, between junk bond yields and U.S. Treasuries ended the period at a dramatically narrower level than a year ago. In this environment, the Merrill Lynch High Yield Master II Index returned 9.17% for the six months ended November 30, 2003.

"...the rally in high-yield
 bonds that began in
 October 2002 developed
 an even stronger head
 of steam."

FUND PERFORMANCE

For the six months ended November 30, 2003, John Hancock High Yield Bond Fund's Class A, Class B and Class C shares posted total returns of 15.33%, 14.91% and 14.91%, respectively, at net asset value. Those results far surpassed both the Fund's benchmark index and the 8.55% return of the average high current yield fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[A photo of Arthur Calavritinos flush right next to first paragraph.]

LOWER-QUALITY BONDS, AIRLINES BOOST RESULTS

During the period, some of the biggest beneficiaries of the high-yield rally were lower-rated junk bonds, including those rated single B. They had been the hardest hit during the high-yield sector's downturn in 2001 and 2002. As the economy strengthened and investors became more confident taking on risk, these lower-rated issues became more attractive on a risk-reward basis, and they rebounded strongly from a lower base. The Fund's focus on single B bonds was one key reason for our relative outperformance.

The Fund was also lifted by its significant overweighting in airline securities -- both bonds and common stocks, which the Fund is allowed by prospectus to own on a limited basis (up to 20%). Even though the airline industry is still recovering from September 11, 2001, the airlines began to rally in this period as earnings and liquidity were better than expected on stronger-than-anticipated demand and expense reductions. Since their securities had taken a beating -- an excessive one in our view, given our earnings estimates -- the good earnings and liquidity news boosted their securities. Our stakes in American Airlines and Northwest Airlines served us well in the period.

"The Fund was also
 lifted by its significant
 overweighting in
 airline securities..."

SOLID SECURITY SELECTION

Good security selection was another factor contributing to the Fund's outperformance. XM Satellite Radio, one of our top holdings, has experienced strong subscriber growth as its new technology has caught on among radio listeners willing to pay $9.99 a month to get 100 specialty stations, many commercial-free. We began building our stake in this "new economy" company shortly after it was launched in 2001. Another big contributor was Freeport-McMoRan Copper & Gold, a U.S.-based company that is the lowest-cost producer of copper from its mine in Indonesia. The overwhelmingly dominant company in its industry, Freeport's bonds saw significant appreciation in the period as commodity prices, and the company's free cash flow, rose. Gasoline refiner Giant Industries, another large holding, did well as demand for gasoline rose.

[Table at top left-hand side of page entitled "Bond quality distribution." The first listing is BBB--1%, the second is BB--7%, the third B--35%, the fourth CCC--19%, the fifth CC--4%, and the sixth C-D--4%.]

We also benefited from our stake in UCAR Finance, a company that makes graphite used in the process of melting steel. Even with the steel industry's struggles, steel production is up, and UCAR's graphite is in demand as it is used in melting steel in electric arc furnaces, an increasingly popular way of producing steel. Several other companies served us well as their earnings came in on target and their fundamentals improved. These included garbage disposal company Allied Waste and emerging-market chemical company Trikem. In general, emerging-market companies performed well, so our overweighting in the group was advantageous.

DISAPPOINTMENTS

Despite the broad rally, there were some disappointments. Our energy holdings detracted from performance because the steep energy prices prevented investors from buying the securities on the fear of overpaying. In particular, our large stake in natural gas drilling company Gray Wolf hurt, since demand for their more expensive deep drilling services fell off as customers increasingly went to smaller, less expensive rigs that tap into natural gas closer to the surface. One of our retail companies, apparel maker Dan River, saw the prices of its bonds tumble as sales lagged and revenues fell dramatically.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 11-30-03." The chart is divided into six sections (from top to left): Corporate bonds 68%, Common stocks 14%, Preferred stocks 9%, Short-term investments & other 7%, Revenue bonds 1% and Foreign government bonds 1%.]

INVESTMENT STRATEGY NOTE

Recently, the Fund's board of trustees approved an expansion of the Fund's investment strategy, effective in February 2004, to include up to 10% in defaulted securities. This provides the Fund with the ability to invest early in companies working through a financial restructuring. Previously, the Fund was at a disadvantage to its peers because it was required to wait for a rating agency upgrade that reflected the past reorganization. Additionally, the Fund was at a disadvantage in dealing with financial reorganizations of existing Fund holdings. We intend to use this expanded capability judiciously, relying on our experienced team of credit analysts to determine the best risk-reward scenarios.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is XM Satellite Radio followed by an up arrow with the phrase "Strong subscriber growth." The second listing is Trikem followed by an up arrow with the phrase "Improved earnings." The third listing is Dan River followed by a down arrow with the phrase "Significant drop in sales."]

OUTLOOK

We are taking a very cautious approach to the high-yield market in the near term, and investors would be advised to temper their expectations as well. After the vigorous year-long rally, the spread, or difference, between junk bond and Treasury yields has narrowed to a point that has made the high-yield market very rich. One measure of this is the new issue market, where we are currently seeing high-yield deals with low coupons relative to the risk involved. What's more, the performance of many high-yield securities has outpaced the level of earnings, a situation ripe for reversal. And with the stock market on a roll, it's possible we will see money leave the high-yield sector to chase that momentum. In this environment, we will stick with our holdings, collect our income and wait for opportunities that will come our way as we continue to perform our fundamental company analysis and apply our in-depth industry expertise.

"We are taking a very
 cautious approach to the
 high-yield market in the
 near term..."

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in high-yield bonds.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
November 30, 2003

                              Class A       Class B      Class C
Inception date                6-30-93      10-26-87       5-1-98

Average annual returns with maximum sales charge (POP)
One year                        33.26%        33.46%       36.12%
Five years                       5.94%         5.88%        5.90%
Ten years                        6.11%         5.97%          --
Since inception                    --            --         1.69%

Cumulative total returns with maximum sales charge (POP)
Six months                      10.16%         9.91%       12.70%
One year                        33.26%        33.46%       36.12%
Five years                      33.44%        33.09%       33.17%
Ten years                       80.97%        78.51%          --
Since inception                    --            --         9.80%

SEC 30-day yield as of November 30, 2003
                                 8.96%         8.63%        8.54%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Merrill Lynch High Yield Master II Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents Merrill Lynch High Yield Master II Index and is equal to $19,499 as of November 30, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock High Yield Bond Fund, without sales charge (NAV) and is equal to $18,955 as of November 30, 2003. The second line represents the same hypothetical $10,000 investment made in the John Hancock High Yield Bond Fund, with maximum sales charge (POP) and is equal to $18,097 as of November 30, 2003.

                                    Class B 1    Class C 1
Period beginning                   11-30-93       5-1-98
Without sales charge                $17,851      $11,097
With maximum sales charge           $17,851      $10,980
Index                               $19,499      $12,411

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of November 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch High Yield Master II Index is an unmanaged index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
November 30, 2003
(unaudited)

This schedule is divided into six main categories: bonds, capital preferred securities, common stocks, preferred stocks, rights and warrants, and short-term investments. Bonds, capital preferred securities, common stocks, preferred stocks and rights and warrants are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                      RATE        RATING*  (000s OMITTED)          VALUE
BONDS 69.71%                                                                                             $801,902,866
(Cost $882,000,292)

Advertising 0.55%                                                                                           6,311,250
Vertis, Inc.,
Sub Note 12-07-09+                                                   13.500%     Caa1          $6,750       6,311,250

Aerospace 0.70%                                                                                             8,100,000
AAR Corp.,
Note 12-15-07                                                         6.875      BB-            9,000       8,100,000

Agricultural Operations 0.12%                                                                               1,415,366
Iowa Select Farms L.P./ISF Finance, Inc.,
Jr Sec Sub Note, Payment-In-Kind, 12-01-06 (R)                       10.750      Ca             2,949       1,415,366

Banks -- United States 0.41%                                                                                4,695,230
CSBI Capital Trust I,
Gtd Sub Cap Inc Ser A 06-06-27 (I)                                   11.750      B-             3,890       4,695,230

Business Services -- Misc. 1.36%                                                                           15,648,700
COMFORCE Operating, Inc.,
Sr Note Ser B 12-01-07                                               12.000      Ca             3,000       2,115,000
MSX International, Inc.,
Gtd Sr Sub Note 01-15-08                                             11.375      CCC+           3,500       2,100,000
Muzak LLC/Muzak Finance Corp.,
Gtd Sr Sub Note 03-15-09                                              9.875      CCC+           7,346       6,978,700
Sotheby's Holdings, Inc.,
Note 02-01-09                                                         6.875      B+             4,950       4,455,000

Chemicals 3.25%                                                                                            37,437,000
Applied Extrusion Technologies, Inc.,
Sr Note 07-01-11                                                     10.750      B-             5,950       4,700,500
Braskem S.A.,
Note (Brazil) 07-16-04 (R)                                           10.500      B+***         10,000      10,200,000
Huntsman ICI Chemicals LLC,
Sr Sub Note 07-01-09+                                                10.125      CCC+           2,900       2,892,750
Huntsman ICI Holdings LLC,
Sr Disc Note 12-31-09                                                  Zero      CCC+          14,020       6,133,750
Trikem S.A.,
Bond (Brazil) 07-24-07 (R)+                                          10.625      B+            14,000      13,510,000

See notes to
financial statements.


8


FINANCIAL STATEMENTS

ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                      RATE        RATING*  (000s OMITTED)          VALUE
Consumer Products -- Misc. 0.02%                                                                             $196,052
Diamond Brands Operating Corp.,
Sr Sub Note 04-15-08 (B)                                             10.125%     D             $5,000             500
Indesco International, Inc.,
Note 03-08-08 (I)                                                    10.000      B-***            196         195,552

Containers 1.76%                                                                                           20,232,429
Gaylord Container Corp.,
Sr Sub Note Ser B 02-15-08                                            9.875      BBB***         4,515       4,718,175
Kappa Beheer B.V.,
Sr Sub Bond (Netherlands) 07-15-09                                   10.625      B              3,175       3,397,250
Sr Sub Bond, Step Coupon
(12.50%, 07-15-04) (Netherlands)
07-15-09 (A) (E)                                                       Zero      B              4,400       5,327,004
Vicap S.A. de C.V.,
Gtd Sr Note (Mexico) 05-15-07                                        11.375      B              7,000       6,790,000

Cosmetics & Personal Care 0.03%                                                                               317,500
Global Health Sciences, Inc.,
Gtd Sr Note 05-01-08 (B)                                             11.000      D***           3,175         317,500

Diversified Operations 0.75%                                                                                8,683,464
Diamond Holdings Plc,
Bond (United Kingdom) 02-01-08 #                                     10.000      B              4,950       8,683,464

Electronics 1.04%                                                                                          11,950,575
UCAR Finance, Inc.,
Gtd Sr Note 02-15-12+                                                10.250      B             10,815      11,950,575

Finance 2.31%                                                                                              26,569,666
Jet Equipment Trust,
Sr Sub Note Ser 1995-C 05-01-15 (R)                                  10.690      CC             3,000         386,250
Norse CBO, Ltd.,
Jr Sub Note 08-13-10 (r)                                               Zero      B-***            750         120,000
PDVSA Finance Ltd.,
Note (Venezuela) 11-16-12                                             8.500      B+             3,000       2,752,500
Bond Ser 1998-1E (Venezuela) 11-15-28                                 7.500      B+             3,850       2,926,000
Trump Casino Holdings, LLC/Trump
Casino Funding, Inc.,
Gtd Sr Sec 1st Mtg Note 03-15-10+                                    11.625      B-            12,000      10,770,000
Gtd Sr Sec 2nd Mtg Note, Payment-In-Kind
09-15-10                                                             17.625      CCC           11,312       9,614,916

Food 0.72%                                                                                                  8,319,464
Agrilink Foods, Inc.,
Sr Sub Note 11-01-08                                                 11.875      B-             2,093       2,215,964
Mastellone Hermanos S.A.,
Sr Note (Argentina) 04-01-08 (B)                                     11.750      D***          13,875       5,827,500
RAB Holdings, Inc.,
Sr Note 05-01-08 (R)                                                 13.000      CCC+***        1,380         276,000

See notes to
financial statements.


9


FINANCIAL STATEMENTS

ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                      RATE        RATING*  (000s OMITTED)          VALUE
Government -- Foreign 0.98%                                                                               $11,236,500
Brazil, Federative Republic of,
Bond (Brazil) 07-26-07                                               11.250%     B+            $9,900      11,236,500

Insurance 0.99%                                                                                            11,402,353
Allmerica Financial Corp.,
Sr Note 10-15-25                                                      7.625      BB-            7,671       7,114,853
SIG Capital Trust I,
Gtd Trust Preferred Security 08-15-27 (B)                             9.500      D              5,000         250,000
Willis Corroon Corp.,
Gtd Sr Sub Note 02-01-09                                              9.000      BB-            3,800       4,037,500

Leisure 4.42%                                                                                              50,819,085
AMC Entertainment, Inc.,
Sr Sub Note 02-01-11                                                  9.500      CCC+           6,963       7,311,150
Chukchansi Economic Development Authority,
Sr Note 06-15-09 (R)                                                 14.500      Caa1***        4,520       5,265,800
Hockey Co. (The)/Sport Maska, Inc.,
Unit (Sr Sec Note & Sr Sec Note) 04-15-09                            11.250      B              5,500       6,283,750
Hollywood Casino Shreveport,
Gtd Sr Sec Note 08-01-06 (B)                                         13.000      Caa2           7,850       5,534,250
Jacobs Entertainment, Inc.,
Gtd Sec Note 02-01-09                                                11.875      B              4,500       4,938,750
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B 04-01-10                                            9.750      B+             2,500       2,637,500
Penn National Gaming, Inc.,
Gtd Sr Sub Note Ser B 03-01-08                                       11.125      B              2,975       3,346,875
Riviera Holdings Corp.,
Gtd Sr Note 06-15-10                                                 11.000      B              7,000       7,131,250
Waterford Gaming LLC,
Sr Note 09-15-12 (R)                                                  8.625      B+             7,896       8,369,760

Manufacturing 0.79%                                                                                         9,044,250
J.B. Poindexter & Co., Inc.,
Gtd Note, Payment-In-Kind 05-15-07                                   12.500      B***           9,725       9,044,250

Media 8.34%                                                                                                95,913,231
Antenna TV S.A.,
Sr Note (Greece) 07-01-08 (E)                                         9.750      BB-            8,250       9,889,241
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.,
Sr Sub Note 10-01-09                                                 10.750      CCC-          16,000      13,680,000
CSC Holdings, Inc.,
Sr Sub Deb 05-15-16+                                                 10.500      B+            11,220      12,398,100
Innova S. de R.L.,
Note (Mexico) 09-19-13 (R)+                                           9.375      B+             7,000       7,157,500
Sr Note (Mexico) 04-01-07                                            12.875      B+             2,112       2,164,800

See notes to
financial statements.


10


FINANCIAL STATEMENTS

ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                      RATE        RATING*  (000s OMITTED)          VALUE
Media (continued)
Paxson Communications Corp.,
Gtd Sr Sub Disc Note, Step Coupon
(12.25%, 01-15-06) 01-15-09 (A)                                        Zero      CCC+          $8,750      $7,481,250
Pegasus Communications Corp.,
Sr Note Ser B 08-01-07+                                              12.500%     CCC-          13,525      11,783,656
Pegasus Satellite Communications Corp.,
Sr Note 08-01-06+                                                    12.375      CCC-           6,500       5,817,500
Sr Sub Disc Note, Step Coupon
(13.50%, 03-01-04) 03-01-07 (A)                                        Zero      CCC-           1,200         930,000
XM Satellite Radio, Inc.,
Sr Sec Note 06-15-10                                                 12.000      CCC+           7,300       8,139,500
Sr Sec Note, Step Coupon
(14.00%, 12-31-05)
12-31-09 (A)                                                           Zero      CCC+          18,771      16,471,684

Medical 0.59%                                                                                               6,831,000
Magellan Health Services, Inc.,
Sr Sub Note 02-15-08 (B)+                                             9.000      D              9,900       6,831,000

Metal 2.58%                                                                                                29,663,070
BWAY Corp.,
Sr Sub Note 10-15-10 (R)                                             10.000      B-             4,500       4,803,750
Doe Run Resources Corp.,
Gtd Note Ser AI 11-01-08 (I)                                         11.750      CCC+***        8,374       4,184,370
Freeport-McMoRan Copper & Gold, Inc.,
Conv Sr Note 01-31-06                                                 8.250      B-             1,060       3,240,950
Sr Note 02-01-10+                                                    10.125      B-            10,000      11,375,000
Golden Northwest Aluminum, Inc.,
Gtd Sec 1st Mtg Note 12-15-06 (B)                                    12.000      B+***          6,475         259,000
Haynes International, Inc.,
Sr Note 09-01-04 (B)                                                 11.625      CCC-          10,000       5,800,000

Oil & Gas 6.54%                                                                                            75,235,913
CITGO Petroleum Corp.,
Sr Note 02-01-11                                                     11.375      BB             5,000       5,775,000
Comstock Resources, Inc.,
Gtd Sr Note 05-01-07                                                 11.250      B-             9,475      10,209,313
Frontier Oil Corp.,
Sr Sub Note 11-15-09+                                                11.750      B+             6,950       7,836,125
Giant Industries, Inc.,
Gtd Sr Sub Note 09-01-07                                              9.000      B-             5,810       5,839,050
Gtd Sr Sub Note 05-15-12+                                            11.000      B-             6,100       6,496,500
Grey Wolf, Inc.,
Gtd Conv Sr Note 05-07-23                                             3.750      BB-            5,000       4,356,250
McMoRan Exploration Co.,
Conv Sr Note 07-02-08 (R)                                             6.000      B-***          4,500       6,603,750

See notes to
financial statements.


11


FINANCIAL STATEMENTS

ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                      RATE        RATING*  (000s OMITTED)          VALUE
Oil & Gas (continued)
Ocean Rig Norway A.S.,
Gtd Sr Sec Note (Norway) 06-01-08                                    10.250%     CCC          $13,275     $12,080,250
Petrobras International Finance Co.,
Sr Note (Brazil) 07-06-11                                             9.750      Baa1           5,000       5,725,000
Port Arthur Finance Corp.,
Gtd Sr Sec Note 01-15-09                                             12.500      BB             8,741      10,314,675

Paper & Paper Products 2.61%                                                                               30,016,973
Advance Agro Capital B.V.,
Gtd Sr Note (Thailand) 11-15-07                                      13.000      CC             7,000       7,000,000
Alabama River Newsprint Co.,
Note 04-30-25 (r)                                                     7.188      BB***          2,643       2,511,278
APP China Group Ltd.,
Unit (Sr Disc Note & Warrant) (Indonesia)
03-15-10 (B) (R)                                                     14.000      D              9,250       1,387,500
APP Finance (II) Mauritius Ltd.,
Bond (Indonesia) 12-29-49 (B)                                        12.000      D              7,500          93,750
Corporacion Durango S.A. de C.V.,
Sr Note (Mexico) 07-15-09 (B) (R)                                    13.750      D***           5,000       2,925,000
Sr Sec Note (Mexico) 08-01-06 (B)                                    13.125      D             17,517      10,247,445
Indah Kiat Finance Mauritius Ltd.,
Gtd Sr Note (Indonesia) 07-01-07 (B)                                 10.000      D              6,000       2,520,000
Indah Kiat International Finance Co.,
Gtd Sec Bond Ser C (Indonesia) 06-15-06 (B)                          12.500      D              3,500       1,505,000
MDP Acquisitions Plc,
Sr Note (Ireland) 10-01-12                                            9.625      B              1,200       1,332,000
Tjiwi Kimia Finance Mauritius Ltd.,
Gtd Sr Note (Indonesia) 08-01-04 (B)                                 10.000      D              1,500         495,000

Retail 0.74%                                                                                                8,495,395
American Restaurant Group, Inc.,
Gtd Sr Sec Note Ser D 11-01-06                                       11.500      CCC-           5,494       3,186,520
Imperial Home Decor Group, Inc.,
Gtd Sr Sub Note 03-15-08 (B)                                         11.000      D***           4,875               0
St. John Knits International, Inc.,
Sr Sub Note 07-01-09                                                 12.500      B-             4,950       5,308,875

Revenue Bonds 1.10%                                                                                        12,663,025
New York City Industrial Development Agency,
Spec Facil Rev British Airways Plc Proj 12-01-32                      5.250      BB-            2,000       1,442,200
Seminole Tribe Florida,
Rev Bond Resort Gaming Facil Proj 10-01-13                           11.500      B***          10,500      11,220,825

Steel 0.68%                                                                                                 7,883,008
LTV Corp. (The),
Gtd Sr Sub Note 11-15-09 (B)                                         11.750      Ca             9,700               0
Metallurg Holdings, Inc.,
Sr Disc Note 07-15-08                                                12.750      CCC-          11,185       4,474,000

See notes to
financial statements.


12


FINANCIAL STATEMENTS

ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                      RATE        RATING*  (000s OMITTED)          VALUE
Steel (continued)
Metallurg, Inc.,
Gtd Sr Note Ser B 12-01-07                                           11.000%     CCC           $4,270      $2,305,800
Sheffield Steel Corp.,
Sr Sec Note 04-30-07 (B)                                             10.000      C***           1,647       1,103,208

Telecommunications 5.93%                                                                                   68,226,390
CTI Holdings S.A.,
Sr Note (Argentina) 04-15-08 (B)                                     11.500      C              7,925         951,000
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) 12-01-06 (B)                                        14.250      C              5,900       1,652,000
GT Group Telecom, Inc.,
Unit (Sr Disc Note & Warrant), Step Coupon
(13.25%, 02-01-05) 02-01-10 (A) (B)                                    Zero      D              5,750             575
Jazztel Plc,
Conv Sr Note (United Kingdom) 10-30-12 (E)                           12.000      CCC***           266         164,806
Mobile Telesystems Finance S.A.,
Gtd Bond (Luxembourg) 12-21-04                                       10.950      B+            12,000      12,690,000
Gtd Note (Luxembourg) 10-14-10 (R)+                                   8.375      B+             2,500       2,490,625
Gtd Sr Note (Luxembourg) 01-30-08 (R)                                 9.750      B+             3,750       4,007,813
PTC International Finance II S.A.,
Gtd Sr Sub Note (Luxembourg) 12-01-09 (E)                            11.250      BB-            2,975       3,887,071
Qwest Capital Funding, Inc.,
Gtd Note 08-03-04                                                     5.875      CCC+          19,050      19,050,000
Gtd Note 08-03-09+                                                    7.000      CCC+           6,000       5,722,500
Gtd Note 08-15-10                                                     7.900      CCC+           6,000       5,790,000
Gtd Note 02-15-31                                                     7.750      CCC+           5,000       4,400,000
Rural Cellular Corp.,
Sr Sub Note 01-15-10+                                                 9.750      CCC            8,000       7,420,000

Textile 1.34%                                                                                              15,369,343
Coyne International Enterprises Corp.,
Sr Sub Note 06-01-08                                                 11.250      Ca             5,925       4,147,500
Dan River, Inc.,
Sr Note 04-15-09 (R)+                                                12.750      CC            13,000       3,770,000
Tropical Sportswear International Corp.,
Sr Sub Note Ser A 06-15-08                                           11.000      B-             5,950       5,057,500
William Carter Co. (The),
Gtd Sr Sub Note Ser B 08-15-11                                       10.875      B              2,098       2,394,343

Tobacco 0.47%                                                                                               5,400,000
Commonwealth Brands, Inc.,
Sr Sec Sub Note 09-01-08 (R)                                         10.625      B-***          5,000       5,400,000

Transportation 13.97%                                                                                     160,720,475
Alaska Airlines, Inc.,
Equip Trust 02-01-11                                                 10.150      B***           1,715       1,577,377
Equip Trust Ctf Ser A 04-12-10 (I)                                    9.500      BB             9,597       8,283,092
Equip Trust Ctf Ser D 04-12-12 (I)                                    9.500      BB             5,760       4,800,716

See notes to
financial statements.


13


FINANCIAL STATEMENTS

ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                      RATE        RATING*  (000s OMITTED)          VALUE
Transportation (continued)
American Airlines, Inc.,
Conv Sr Note 09-23-23 (R)                                             4.250%     CCC           $6,400      $6,376,000
Equip Trust Ser 1990-U 05-06-05                                      10.220      B-             3,799       3,609,130
Equip Trust Ser F 03-15-07                                           10.800      B-             1,354       1,073,045
Equip Trust Ser G 03-15-07                                           10.800      B-             1,354       1,073,045
Pass Thru Ctf Ser 1988-A4 01-01-10                                   10.210      B-             4,750       3,913,953
Pass Thru Ctf Ser 1991-B2 07-30-14 (R)                               10.320      B-             5,081       4,217,230
Pass Thru Ctf Ser 1992-A1 09-11-11                                    8.080      B-             2,865       2,402,373
AMR Corp.,
Note Ser D 02-26-07                                                   8.900      Caa2           1,000         842,500
Deb 08-01-12+                                                         9.000      CCC           21,500      17,898,750
Amtran, Inc.,
Gtd Sr Note 12-15-05                                                  9.625      CC            15,025      12,320,500
Sr Note 08-01-04                                                     10.500      CC            17,950      14,360,000
CHC Helicopter Corp.,
Sr Sub Note (Canada) 07-15-07 (E)                                    11.750      B              5,722       7,476,242
Delta Air Lines, Inc.,
Deb 05-15-21                                                          9.750      B              2,400       1,644,000
Pass Thru Ctf Ser 1993-A1 04-30-08                                    9.875      BB+            1,320       1,172,242
KLM Royal Dutch Airlines N.V.,
Sr Deb (Netherlands) 05-15-49 #                                       5.750      B-***            990         604,989
Sr Sub Deb (Netherlands) 12-29-49 #                                   5.250      B-***          1,680         929,182
MRS Logistica S.A.,
Bond Ser B (Brazil) 08-15-05 (R)                                     10.625      B              6,800       6,936,000
North American Van Lines, Inc.,
Gtd Sr Sub Note 12-01-09                                             13.375      B+            11,200      13,160,000
Northwest Airlines, Inc.,
Gtd Note 03-15-07                                                     8.700      B-             7,900       6,478,000
Gtd Sec Pass Thru Ctf Ser 1996-1 01-02-15                             7.670      B+            12,241      10,493,862
Gtd Sr Note 03-15-07                                                  9.875      B-             4,000       3,530,000
NWA Trust,
Note Ser C 12-21-12 (I)                                              11.300      BB+            4,486       3,898,916
Pacific & Atlantic Holdings, Inc.,
Sr Sec Note (Greece) 12-31-07 (B) (R)                                10.500      Caa2           1,633         481,747
PCA LLC/PCA Finance Corp.,
Gtd Sr Note 08-01-09                                                 11.875      B-             3,000       3,277,500
Piedmont Aviation, Inc.,
Equip Trust Ctf Ser H 05-08-04 (B)                                    9.800      D***             250          62,500
TFM S.A. de C.V.,
Gtd Sr Disc Note (Mexico) 06-15-09                                   11.750      B+             8,510       8,637,650
Ultralpetrol (Bahamas) Ltd.,
1st Mtg Pfd Ship Note 04-01-08                                       10.500      BB-            2,250       1,912,500
United Airlines, Inc.,
Equip Trust Ctf Ser 1991-D 11-20-12 (B)                              10.360      D              2,500       1,081,250

See notes to
financial statements.


14


FINANCIAL STATEMENTS

ISSUER, DESCRIPTION,                                               INTEREST    CREDIT       PAR VALUE
MATURITY DATE                                                      RATE        RATING*  (000s OMITTED)          VALUE
Transportation (continued)
US Airways, Inc.,
Equip Trust Ctf Ser 1988-I 01-01-05 (B)                              10.800%     Ca              $400        $100,000
Pass Thru Ctf Ser 1990-A1 03-19-05 (B)                               11.200      D                606         181,817
Pass Thru Ctf Ser 1993-A3 03-01-13 (B) (I)                           10.375      Ca             9,380       5,158,846
Pass Thru Ctf Ser B 11-15-04 (B)                                      9.360      D***           2,437         755,521

Utilities 4.02%                                                                                            46,221,159
Companhia de Saneamento Basico do
Estado de Sao Paulo,
Note (Brazil) 06-20-08 (R)                                           12.000      B+             6,000       6,390,000
Midland Funding Corp. II,
Deb Ser A 07-23-05                                                   11.750      BB-            4,582       4,948,786
Mirant Americas Generation, LLC,
Sr Note 05-01-06 (B)                                                  7.625      D              7,500       6,337,500
Orion Power Holdings, Inc.,
Sr Note 05-01-10                                                     12.000      B-             8,435       9,826,775
Reliant Energy Mid-Atlantic Power Holdings, LLC,
Sr Pass Thru Ctf Ser A 07-02-05                                       8.554      B                555         527,947
Reliant Resources, Inc.,
Sr Sec Note 07-15-13 (R)                                              9.500      B             16,000      16,160,000
South Point Energy Center LLC/Broad River
Energy LLC/Rockgen Energy LLC,
Gtd Sec Lease Oblig 05-30-12 (R)                                      8.400      B              2,160       2,030,151

Waste Disposal Service & Equip. 0.60%                                                                       6,885,000
Allied Waste North America, Inc.,
Gtd Sr Sub Note Ser B 08-01-09                                       10.000      B+             6,375       6,885,000

CAPITAL PREFERRED SECURITIES 0.15%                                                                         $1,720,000
(Cost $1,641,630)

Insurance 0.15%
AFC Capital Trust I,
Gtd Cap Security Ser B 02-03-27                                       8.207      B-             2,000       1,720,000


SHARES     ISSUER                                                                                               VALUE
COMMON STOCKS 13.68%                                                                                     $157,410,935
(Cost $196,228,225)

Chemicals 0.16%                                                                                             1,894,725
200,500    American Pacific Corp.**                                                                         1,894,725

Consumer Products -- Misc. 0.07%                                                                              794,140
168,966    Indesco International, Inc. (I)**                                                                  794,140

See notes to
financial statements.


15


FINANCIAL STATEMENTS


SHARES     ISSUER                                                                                               VALUE
Energy 0.98%                                                                                              $11,300,430
1,456,241  GLC Carbon USA, Inc./GLC Securityholder, LLC
           (Common Stock & Promissory Note) (Canada)                                                       11,300,430

Engineering/R & D Services 0.15%                                                                            1,698,393
   81,949  Kaiser Group Holdings, Inc.**                                                                    1,698,393

Forestry 0.02%                                                                                                186,410
    7,000  Plum Creek Timber Co., Inc.                                                                        186,410

Leisure 0.93%                                                                                              10,680,400
  156,752  Fitzgeralds Gaming Corp. (B) (I)**                                                                       0
  520,000  Isle of Capris Casinos, Inc.**                                                                  10,478,520
   20,188  Sunterra Corp.**                                                                                   201,880

Machinery 0.00%                                                                                                     0
    4,430  Glasstech, Inc. (Class B) (I)**                                                                          0
       10  Glasstech, Inc. (Class C) (I)**                                                                          0

Media 3.42%                                                                                                39,369,903
   29,750  Medianews Group, Inc.**                                                                          3,718,750
  101,508  Pegasus Communications Corp.**                                                                   2,037,266
1,347,250  XM Satellite Radio Holdings, Inc. **                                                            33,613,887

Medical 0.10%                                                                                               1,154,449
   40,507  Magellan Health Services, Inc. (B) (I)+**                                                        1,154,449

Metal 0.00%                                                                                                    16,984
   67,938  Haynes Holdings, Inc. (B)**                                                                         16,984

Oil & Gas 2.97%                                                                                            34,178,073
1,050,000  Chesapeake Energy Corp.                                                                         12,810,000
3,933,650  Grey Wolf, Inc.**                                                                               13,335,073
  250,000  Hugoton Royalty Trust                                                                            5,300,000
  300,000  Key Energy Services, Inc.**                                                                      2,733,000

Paper & Paper Products 0.13%                                                                                1,523,194
  300,000  SFK Pulp Fund (Canada)                                                                           1,523,194

Real Estate Operations 0.08%                                                                                  894,202
   85,981  Anthracite Capital, Inc. (r)                                                                       894,202

Retail 0.11%                                                                                                1,241,237
   88,778  Pathmark Stores, Inc.**                                                                            644,528
  300,000  Samuels Jewelers, Inc.**                                                                             6,750
  101,542  SpinCycle, Inc. (I)**                                                                              589,959

Steel 0.03%                                                                                                   364,345
  242,897  Sheffield Steel Corp. (B)**                                                                        364,345

Telecommunications 1.55%                                                                                   17,849,400
  420,000  Chunghwa Telecom Co., Ltd. (ADR) (Taiwan)                                                        6,169,800
1,455,816  Jazztel Plc. (United Kingdom) (E)**                                                                628,229
   18,480  Metrocall Holdings, Inc.**                                                                         914,760
  215,000  Nextel Communications, Inc. (Class A)**                                                          5,445,950
   28,047  NII Holdings, Inc. (Class B)**                                                                   2,130,170
1,256,508  Versatel Telecom International N.V. (ADR) (Netherlands) (B)**                                    2,560,491

See notes to
financial statements.


16


FINANCIAL STATEMENTS


SHARES     ISSUER                                                                                               VALUE
Textile 0.00%                                                                                                      $0
  229,554  Willcox & Gibbs, Inc. (I)**                                                                              0

Transportation 1.78%                                                                                       20,488,650
  200,000  AMR Corp.**                                                                                      2,566,000
  107,625  KLM Royal Dutch Airlines N.V. (ADR) (Netherlands)                                                1,704,780
1,027,000  Northwest Airlines Corp.**                                                                      13,566,670
  200,000  Pinnacle Airlines Corp.**                                                                        2,651,200

Utilities 1.20%                                                                                            13,776,000
2,100,000  Reliant Resources, Inc.**                                                                       13,776,000

                                                                    CREDIT
ISSUER, DESCRIPTION                                                              RATING*       SHARES           VALUE
PREFERRED STOCKS 9.48%                                                                                   $109,023,678
Cost ($100,196,655)

Chemicals 0.79%                                                                                             9,117,500
Hercules Trust I, 9.42%                                                          B            364,700       9,117,500

Computers 0.00%                                                                                                     0
Inter-Act Electronic Marketing, Inc., 14.00%, Conv**                             CCC***         6,000               0

Engineering/R & D Services 0.20%                                                                            2,281,991
Kaiser Group Holdings, Inc., 7.00%, Ser 1                                        B             43,969       2,281,991

Machinery 0.12%                                                                                             1,420,426
Glasstech, Inc., Ser A (I)**                                                     B***             284         284,000
Glasstech, Inc., 12.75%, Ser B (I)**                                             B-***          4,475       1,136,426
Glasstech, Inc., Ser C (I)**                                                     B-***             11               0

Media 3.32%                                                                                                38,202,776
CSC Holdings, Inc., 11.125%, Ser M                                               B             50,682       5,384,963
CSC Holdings, Inc., 11.75%, Ser H                                                B             54,000       5,697,000
Granite Broadcasting Corp., 12.75%, Payment-In-Kind**                            Ca            11,710       7,611,500
Pegasus Communications Corp., 6.50%, Ser C, Conv                                 CC           290,350      12,557,637
Pegasus Satellite Communications, Inc., 12.75%, Ser B**                          C              4,831       3,381,700
Shaw Communications, Inc., 8.45%, Ser A (Canada)                                 B+            83,600       2,131,800
Shaw Communications, Inc., 8.50% (Canada)                                        B+            56,800       1,438,176

Paper & Paper Products 1.90%                                                                               21,829,043
Smurfit-Stone Container Corp., 7.00%, Ser A, Conv                                CCC+         614,900      14,886,729
TimberWest Forest Corp., Unit (Common &
Preferred Shares) (Canada)                                                       B-***        751,400       6,942,314

Real Estate Operations 0.15%                                                                                1,683,375
Anthracite Capital, Inc. (r)                                                     B***          67,000       1,683,375

Telecommunications 1.55%                                                                                   17,819,067
Dobson Communications Corp., 6.00%, Ser F, Conv (R)                              B-***          8,000       1,440,000
Dobson Communications Corp., 12.25%**                                            B-***        514,912       2,734,183
Metrocall Holdings, Inc., 15.00%, Ser A                                          B-***          2,230          25,534
Rural Cellular Corp., 12.25%, Payment-In-Kind                                    CCC-          21,050      13,619,350

See notes to
financial statements.


17


FINANCIAL STATEMENTS

                                                                     CREDIT
ISSUER, DESCRIPTION                                                              RATING*       SHARES           VALUE
Transportation 0.00%                                                                                               $0
Pacific & Atlantic Holdings, Inc., 7.50%
(Greece) (B) (I)**                                                               CCC***        88,856               0

Utilities 0.53%                                                                                             6,073,500
Duke Energy Corp., 8.00%, Ser B, Conv                                            BBB-***      200,000       2,682,000
TECO Energy, Inc., 9.50%, Conv                                                   BB-***       210,000       3,391,500

Waste Disposal Service & Equip. 0.92%                                                                      10,596,000
Allied Waste Industries, Inc., 6.25%, Conv                                       B            150,000      10,596,000

ISSUER, DESCRIPTION                                                                             UNITS          VALUE
RIGHTS AND WARRANTS 0.03%                                                                                    $291,675
Cost ($3,931,269)

Chemicals 0.00%                                                                                                     0
Sterling Chemicals Holdings, Warrant (I)**                                                      1,000               0

Computers 0.00%                                                                                                     0
Inter-Act Electronic Marketing, Inc., Warrant**                                                 6,000               0

Engineering/R & D Services 0.00%                                                                                    0
Kaiser Group Holdings, Inc., Right (I)**                                                       68,021               0

Leisure 0.00%                                                                                                  30,283
Sunterra Corp., Warrant**                                                                      30,283          30,283

Manufacturing 0.00%                                                                                               281
HF Holdings, Inc., Warrant**                                                                   28,092             281

Media 0.02%                                                                                                   187,000
XM Satellite Radio Holdings, Inc., Warrant**                                                    9,350         187,000

Metal 0.00%                                                                                                         0
Doe Run Resources Corp., Warrant (I)**                                                             28               0

Oil & Gas 0.00%                                                                                                12,571
Chesapeake Energy Corp., Warrant (I)**                                                         17,011          12,571

Retail 0.01%                                                                                                   61,540
Pathmark Stores, Inc., Warrant**                                                               62,796          61,540

Telecommunications 0.00%                                                                                            0
Cybernet Internet Services International, Inc., Warrant**                                       4,000               0
Startec Global Communications Corp., Warrant**                                                  3,000               0

See notes to
financial statements.


18


FINANCIAL STATEMENTS

                                                                  INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                           RATE       (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 5.27%                                                                              $60,652,000
(Cost $60,652,000)

Joint Repurchase Agreement 5.27%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 11-28-03 due 12-01-03 (Secured by
U.S. Treasury Inflation Indexed Bonds, 3.625%
due 04-15-28 and 3.875% due 04-15-29,
U.S. Treasury Inflation Indexed Note, 3.00%
due 07-15-12)                                                                   1.030%        $60,652      60,652,000

TOTAL INVESTMENTS 98.32%                                                                               $1,131,001,154

OTHER ASSETS AND LIABILITIES, NET 1.68%                                                                   $19,359,514

TOTAL NET ASSETS 100.00%                                                                               $1,150,360,668


  + All or a portion of this security is on loan on November 30, 2003.

  * Credit ratings are rated by Moody's Investors Service, unless indicated otherwise.

 ** Non-income-producing security.

*** Security rated internally by John Hancock Advisers, LLC.

  # Par value of foreign bonds is expressed in local currency, as shown parenthetically in the security description.

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(B) Non-income-producing issuer filed for protection under Federal Bankruptcy Code or is in default of interest payment.

(E) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, the security is euro-denominated.

(I) This security is valued in good faith under procedures established by the Board of Trustees.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $122,205,615 or 10.62% of net assets as of November 30, 2003.

(r) Direct placement securities are restricted as to resale. They have been valued in accordance with procedures approved by the Board of Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

    See notes to
    financial statements.

FINANCIAL STATEMENTS

Additional information on these securities is as follows:

                                                            VALUE AS A
                                                            PERCENTAGE
                              ACQUISITION    ACQUISITION    OF FUND'S              VALUE AT
ISSUER, DESCRIPTION           DATE           COST           NET ASSETS    NOVEMBER 30, 2003
--------------------------------------------------------------------------------------------
Alabama River Newsprint Co.
-- bond                       04-14-98       $2,640,487     0.22%                $2,511,278
Anthracite Capital, Inc.
-- common stock               05-15-00          580,372     0.08                    894,202
Anthracite Capital, Inc.
-- preferred stock            05-15-00        1,139,000     0.15                  1,683,375
Norse CBO, Ltd.
-- bond                       08-04-98          750,000     0.01                    120,000


Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, the security is U.S. dollar-denominated, unless indicated otherwise.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

November 30, 2003
(unaudited)

These tables show
the percentages
of the Fund's
investments
aggregated by
various countries
and concentration
of investments
aggregated by
the quality rating
for debt and pre-
ferred securities.

                                        VALUE AS A PERCENTAGE
COUNTRY DIVERSIFICATION                         OF NET ASSETS
-------------------------------------------------------------
Argentina                                               0.59%
Brazil                                                  4.69
Canada                                                  2.68
Greece                                                  0.90
Indonesia                                               0.52
Ireland                                                 0.12
Luxembourg                                              2.01
Mexico                                                  3.44
Netherlands                                             1.26
Norway                                                  1.05
Taiwan                                                  0.54
Thailand                                                0.61
United Kingdom                                          0.82
United States                                          78.60
Venezuela                                               0.49
Total Investments                                      98.32%


                          VALUE AS A PERCENTAGE OF NET ASSETS

QUALITY DISTRIBUTION             BONDS       PREFERRED STOCKS
-------------------------------------------------------------
BBB                               0.91%                 0.23%
BB                                7.17                  0.30
B                                34.50                  4.58
CCC                              18.85                  2.48
CC                                4.41                  1.75
C                                 0.32                  0.29
D                                 3.55                  0.00
Total                            69.71%                 9.63%

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

November 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $1,244,650,071)
including $60,416,923 of securities loaned                     $1,131,001,154
Receivable for investments sold                                     1,943,463
Receivable for shares sold                                          2,879,404
Dividends and interest receivable                                  25,525,344
Other assets                                                          146,623

Total assets                                                    1,161,495,988

LIABILITIES
Due to custodian                                                    3,965,722
Payable for shares repurchased                                      1,588,843
Payable for forward foreign currency exchange contracts             1,838,067
Payable for written options (premiums received $438,279)            1,711,000
Dividends payable                                                     929,354
Payable to affiliates
Management fee                                                        487,604
Distribution and service fee                                          198,081
Other                                                                 183,613
Other payables and accrued expenses                                   233,036

Total liabilities                                                  11,135,320

NET ASSETS
Capital paid-in                                                 1,533,659,559
Accumulated realized loss on investments and
foreign currency transactions                                    (260,537,980)
Net unrealized depreciation of investments,
translation of assets and liabilities in foreign
currencies and written options                                   (116,703,772)
Distributions in excess of net investment income                   (6,057,139)

Net assets                                                     $1,150,360,668

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($452,519,074 [DIV] 87,379,839 shares)                          $5.18
Class B ($561,204,012 [DIV] 108,366,954 shares)                         $5.18
Class C ($136,637,582 [DIV] 26,382,796 shares)                          $5.18

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($5.18 [DIV] 95.5%)                                           $5.42
Class C ($5.18 [DIV] 99%)                                               $5.23

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

  See notes to
  financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
November 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest (including securities lending income of $58,773)         $46,035,293
Dividends (net of foreign withholding taxes of $76,605)             6,350,872

Total investment income                                            52,386,165

EXPENSES
Investment management fee                                           2,685,519
Class A distribution and service fee                                  481,137
Class B distribution and service fee                                2,688,032
Class C distribution and service fee                                  617,833
Transfer agent fee                                                    697,667
Accounting and legal services fee                                     156,912
Custodian fee                                                         100,721
Registration and filing fee                                            42,382
Miscellaneous                                                          31,642
Trustees' fee                                                          23,005
Auditing fee                                                           21,854
Printing                                                               19,997
Interest                                                               10,998
Legal fee                                                               8,437

Total expenses                                                      7,586,136

Net investment income                                              44,800,029

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                         9,421,622
Foreign currency transactions                                        (308,824)
Change in net unrealized appreciation (depreciation) of
Investments                                                        94,041,978
Translation of assets and liabilities in foreign currencies          (676,069)
Written options                                                    (1,272,721)

Net realized and unrealized gain                                  101,205,986

Increase in net assets from operations                           $146,006,015

1 Semiannual period from 6-1-03 through 11-30-03.

  See notes to
  financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed dur-
ing the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                     YEAR          PERIOD
                                                    ENDED           ENDED
                                                  5-31-03        11-30-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                         $76,232,183     $44,800,029
Net realized loss                             (94,787,174)      9,112,798
Change in net unrealized
appreciation (depreciation)                   105,236,255      92,093,188

Increase in net assets
resulting from operations                      86,681,264     146,006,015

Distributions to shareholders
From net investment income
Class A                                       (25,622,456)    (16,652,355)
Class B                                       (46,739,603)    (21,464,795)
Class C                                        (7,026,567)     (4,909,695)
                                              (79,388,626)    (43,026,845)
From Fund share transactions                   78,614,442     131,346,706

NET ASSETS
Beginning of period                           830,127,712     916,034,792

End of period 2                              $916,034,792  $1,150,360,668

1 Semiannual period from 6-1-03 through 11-30-03. Unaudited.

2 Includes distributions in excess of net investment income of $7,830,323 and $6,057,139, respectively.

  See notes to
  financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                            5-31-99 1   5-31-00 1   5-31-01 1   5-31-02 1,2   5-31-03   11-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                       $8.26       $6.57       $5.87       $5.11         $4.72      $4.69
Net investment income 4                    0.75        0.72        0.65        0.47          0.45       0.22
Net realized and unrealized
gain (loss) on investments                (1.59)      (0.70)      (0.76)      (0.32)        (0.01)      0.49
Total from
investment operations                     (0.84)       0.02       (0.11)       0.15          0.44       0.71
Less distributions
From net investment income                (0.75)      (0.72)      (0.65)      (0.54)        (0.47)     (0.22)
From net realized gain                    (0.10)         --          --          --            --         --
                                          (0.85)      (0.72)      (0.65)      (0.54)        (0.47)     (0.22)
Net asset value,
end of period                             $6.57       $5.87       $5.11       $4.72         $4.69      $5.18
Total return 5 (%)                        (9.85)       0.15       (1.82)       3.59         11.05      15.33 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                              $285        $238        $228        $254          $297       $453
Ratio of expenses
to average net assets (%)                  0.98        0.99        0.99        1.02          1.04       0.97 7
Ratio of net investment income
to average net assets (%)                 10.94       11.36       10.87        9.85         10.54       8.97 7
Portfolio turnover (%)                       56          49          57          69            49         22



See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                            5-31-99 1   5-31-00 1   5-31-01 1   5-31-02 1,2   5-31-03    11-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                       $8.26       $6.57       $5.87       $5.11         $4.72       $4.69
Net investment income 4                    0.70        0.67        0.61        0.43          0.42        0.20
Net realized and unrealized
gain (loss) on investments                (1.59)      (0.70)      (0.76)      (0.32)        (0.01)       0.49
Total from
investment operations                     (0.89)      (0.03)      (0.15)       0.11          0.41        0.69
Less distributions
From net investment income                (0.70)      (0.67)      (0.61)      (0.50)        (0.44)      (0.20)
From net realized gain                    (0.10)         --          --          --            --          --
                                          (0.80)      (0.67)      (0.61)      (0.50)        (0.44)      (0.20)
Net asset value,
end of period                             $6.57       $5.87       $5.11       $4.72         $4.69       $5.18
Total return 5 (%)                       (10.54)      (0.61)      (2.51)       2.81         10.23       14.91 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                              $835        $691        $571        $515          $512        $561
Ratio of expenses
to average net assets (%)                  1.73        1.74        1.68        1.77          1.79        1.73 7
Ratio of net investment income
to average net assets (%)                 10.20       10.61       10.87        9.10          9.92        8.34 7
Portfolio turnover (%)                       56          49          57          69            49          22

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                            5-31-99 1   5-31-00 1   5-31-01 1   5-31-02 1,2   5-31-03    11-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                       $8.26       $6.57       $5.87       $5.11         $4.72       $4.69
Net investment income 4                    0.70        0.67        0.61        0.43          0.41        0.20
Net realized and unrealized
gain (loss) on investments                (1.59)      (0.70)      (0.76)      (0.32)           -- 8      0.49
Total from
investment operations                     (0.89)      (0.03)      (0.15)       0.11          0.41        0.69
Less distributions
From net investment income                (0.70)      (0.67)      (0.61)      (0.50)        (0.44)      (0.20)
From net realized gain                    (0.10)         --          --          --            --          --
                                          (0.08)      (0.67)      (0.61)      (0.50)        (0.44)      (0.20)
Net asset value,
end of period                             $6.57       $5.87       $5.11       $4.72         $4.69       $5.18
Total return 5 (%)                       (10.54)      (0.61)      (2.57)       2.81         10.23       14.91 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                               $29         $27         $40         $61          $108        $137
Ratio of expenses
to average net assets (%)                  1.73        1.74        1.74        1.77          1.79        1.73 7
Ratio of net investment income
to average net assets (%)                 10.20       10.61       10.87        9.10          9.72        8.29 7
Portfolio turnover (%)                       56          49          57          69            49          22

1 Audited by previous auditor.

2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 10.16%, 9.41% and 9.41% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

3 Semiannual period 6-1-03 through 11-30-03. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Annualized.

8 Less than $0.01 per share.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock High Yield Bond Fund (the "Fund") is a diversified series of John Hancock Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek high current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency
translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The average daily loan balance during the period for which loans were outstanding amounted to $16,820,000, and the weighted average interest rate was 1.49%. Interest expense includes $6,873 paid under the line of credit. There was no outstanding borrowing under the line of credit on November 30, 2003.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.


Written options for the period ended November 30, 2003 were as follows:

                                   NUMBER OF CONTRACTS     PREMIUMS RECEIVED
----------------------------------------------------------------------------
Outstanding, beginning of period                    --                    --
Options written                                  2,400              $438,279
Outstanding, end of period                       2,400              $438,279


Summary of written options outstanding on November 30, 2003:

NAME OF             NUMBER OF   EXERCISE          EXPIRATION
ISSUER              CONTRACTS      PRICE                DATE           VALUE
----------------------------------------------------------------------------
Calls
Chesapeake                250      $12.5    January 17, 2004        ($12,500)
Nextel Communications   2,150       17.5    January 19, 2004      (1,698,500)
                        2,400                                    ($1,711,000)

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On November 30, 2003, the Fund loaned securities having a market value of $60,416,923 collateralized by securities in the amount of $61,674,093.

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had the following open forward foreign currency exchange contracts on November 30, 2003:

                     PRINCIPAL AMOUNT       EXPIRATION
CURRENCY             COVERED BY CONTRACT    MONTH                DEPRECIATION
-----------------------------------------------------------------------------
SELLS
Canadian Dollar       8,800,000             February 2004              $3,961
Euro                 16,800,000             January 2004              646,273
Euro                  3,200,000             February 2004             378,023
Pound Sterling        4,500,000             February 2004             721,591
Swiss Franc           1,268,387             February 2004              88,219
                                                                   $1,838,067

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, the Fund has $216,674,547 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2007 -- $21,790,325, May 31, 2008 -- $14,048,332, May 31, 2009 -- $19,043,883, May 31, 2010 -- $112,553,950
and May 31, 2011 -- $49,238,057.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund's average daily net asset value, (b) 0.5625% of the next $75,000,000 and (c) 0.50% of the Fund's average daily net asset value in excess of $150,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse
JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended November 30, 2003, JH Funds received net up-front sales charges of $988,704 with regard to sales of Class A shares. Of this amount, $117,350 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $824,938 was paid as sales commissions to unrelated broker-dealers and $46,416 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended November 30, 2003, JH Funds received net up-front sales charges of $303,951 with regard to sales of Class C shares. Of this amount, $301,451 was paid as sales commissions to unrelated broker-dealers and $2,500 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2003, CDSCs received by JH Funds amounted to $558,247 for Class B shares and $49,740 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net asset value of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                  YEAR ENDED 5-31-03         PERIOD ENDED 11-30-03 1
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                      46,355,536    $195,978,517    66,341,138    $325,302,374
Distributions reinvested   2,883,589      12,283,987     1,739,746       8,660,974
Repurchased              (39,707,459)   (173,053,679)  (44,057,596)   (215,820,909)
Net increase               9,531,666     $35,208,825    24,023,288    $118,142,439

CLASS B SHARES
Sold                      23,917,098    $102,722,946    11,399,608     $56,249,966
Distributions reinvested   4,672,566      19,876,686     2,081,139      10,323,837
Repurchased              (28,654,281)   (122,797,233)  (14,278,525)    (70,337,889)
Net decrease                 (64,617)      ($197,601)     (797,778)    ($3,764,086)

CLASS C SHARES
Sold                      14,232,042     $61,471,755     7,441,248     $36,713,388
Distributions reinvested     799,208       3,417,084       551,915       2,741,134
Repurchased               (4,965,956)    (21,285,621)   (4,552,600)    (22,486,169)
Net increase              10,065,294     $43,603,218     3,440,563     $16,968,353

NET INCREASE              19,532,343     $78,614,442    26,666,073    $131,346,706

1 Semiannual period from 6-1-03 through 11-30-03. Unaudited.


NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2003, aggregated $286,900,576 and $214,792,449, respectively.

The cost of investments owned on November 30, 2003, including short-term investments, for federal income tax purposes was $1,250,127,091. Gross unrealized appreciation and depreciation of investments aggregated $133,096,651 and $252,222,588, respectively, resulting in net unrealized depreciation of $119,125,937. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums and accretion of discounts on debt securities.

OUR FAMILY
OF FUNDS

-----------------------------------------------------------
Equity                   Balanced Fund
                         Classic Value Fund
                         Core Equity Fund
                         Focused Equity Fund
                         Growth Trends Fund
                         International Fund
                         Large Cap Equity Fund
                         Large Cap Growth Fund
                         Large Cap Select Fund
                         Mid Cap Growth Fund
                         Multi Cap Growth Fund
                         Small Cap Equity Fund
                         Small Cap Growth Fund
                         Sovereign Investors Fund
                         U.S. Global Leaders Growth Fund

-----------------------------------------------------------
Sector                   Biotechnology Fund
                         Financial Industries Fund
                         Health Sciences Fund
                         Real Estate Fund
                         Regional Bank Fund
                         Technology Fund

-----------------------------------------------------------
Income                   Bond Fund
                         Government Income Fund
                         High Income Fund
                         High Yield Bond Fund
                         Investment Grade Bond Fund
                         Strategic Income Fund

-----------------------------------------------------------
Tax-Free Income          California Tax-Free Income Fund
                         High Yield Municipal Bond Fund
                         Massachusetts Tax-Free Income Fund
                         New York Tax-Free Income Fund
                         Tax-Free Bond Fund

-----------------------------------------------------------
Money Market             Money Market Fund
                         U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of receiving annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

FOR YOUR
INFORMATION

TRUSTEES
James F. Carlin
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen Ford Goldfarb
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith,
USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

OFFICERS

Maureen Ford Goldfarb
Chairman, President
and Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President
and Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



HOW TO
CONTACT US

On the Internet                         www.jhfunds.com

By regular mail                         John Hancock Signature Services, Inc.
                                        1 John Hancock Way, Suite 1000
                                        Boston, MA 02217-1000

By express mail                         John Hancock Signature Services, Inc.
                                        Attn: Mutual Fund Image Operations
                                        529 Main Street
                                        Charlestown, MA 02129

Customer service representatives        1-800-225-5291

24-hour automated information           1-800-338-8080

TDD line                                1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                                1-800-225-5291

On the Fund's Web site                  www.jhfunds.com/proxy

On the SEC's Web site                   www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
High Yield Bond Fund.


570SA 11/03
       1/04

ITEM 2.  CODE OF ETHICS.

As of the end of the period, November 30, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer


Date:    January 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
-------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer


Date:   January 28, 2004


By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer


Date:    January 28, 2004